UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01352

Fidelity Devonshire Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Equity-Income Fund

Semi-Annual Report

July 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021

% of fund's net assets
JPMorgan Chase & Co.	3.3
Bank of America Corp.	2.5
Johnson & Johnson	2.2
Danaher Corp.	2.2
Wells Fargo & Co.	2.2
UnitedHealth Group, Inc.	2.2
The Walt Disney Co.	1.9
Procter & Gamble Co.	1.8
Comcast Corp. Class A	1.8
Cisco Systems, Inc.	1.8
21.9

Top Five Market Sectors as of July 31, 2021

% of fund's net assets
Financials	18.9
Health Care	18.2
Industrials	11.2
Information Technology	10.6
Communication Services	8.6

Asset Allocation (% of fund's net assets)

As of July 31, 2021*
Stocks	97.5%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 17.6%

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	695,382	$19,505
Verizon Communications, Inc.	777,185	43,351
		62,856
Entertainment - 1.9%
The Walt Disney Co. (a)	840,640	147,969
Interactive Media & Services - 1.3%
Alphabet, Inc. Class A (a)	38,547	103,866
Media - 3.3%
Comcast Corp. Class A	2,413,127	141,964
Interpublic Group of Companies, Inc.	1,780,860	62,971
Shaw Communications, Inc. Class B	680,784	19,884
WPP PLC	2,826,603	36,557
		261,376
Wireless Telecommunication Services - 1.3%
Rogers Communications, Inc. Class B (non-vtg.)	143,054	7,302
T-Mobile U.S., Inc. (a)	620,717	89,396
		96,698

TOTAL COMMUNICATION SERVICES		672,765

CONSUMER DISCRETIONARY - 6.2%
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	381,144	92,507
Household Durables - 0.6%
Tempur Sealy International, Inc.	1,031,592	44,637
Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	293,829	20,042
Multiline Retail - 1.5%
Kohl's Corp.	744,222	37,806
Nordstrom, Inc. (a)	460,069	15,228
Target Corp.	261,180	68,181
		121,215
Specialty Retail - 1.9%
Best Buy Co., Inc.	209,543	23,542
Burlington Stores, Inc. (a)	122,580	41,040
Dick's Sporting Goods, Inc. (b)	219,941	22,905
Lowe's Companies, Inc.	103,954	20,031
The Home Depot, Inc.	62,755	20,596
TJX Companies, Inc.	292,088	20,099
		148,213
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp. (a)	214,751	22,467
Tapestry, Inc. (a)	923,703	39,073
		61,540

TOTAL CONSUMER DISCRETIONARY		488,154

CONSUMER STAPLES - 7.9%
Beverages - 2.3%
Diageo PLC	812,334	40,281
Keurig Dr. Pepper, Inc. (b)	1,616,021	56,900
The Coca-Cola Co.	1,470,675	83,873
		181,054
Food & Staples Retailing - 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	490,037	24,815
Costco Wholesale Corp.	80,157	34,445
Walmart, Inc.	669,441	95,429
		154,689
Food Products - 1.8%
Bunge Ltd.	269,072	20,888
Lamb Weston Holdings, Inc.	459,047	30,651
Mondelez International, Inc.	1,138,497	72,021
Nestle SA (Reg. S)	164,056	20,774
		144,334
Household Products - 1.8%
Procter & Gamble Co.	1,016,115	144,522

TOTAL CONSUMER STAPLES		624,599

ENERGY - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Canadian Natural Resources Ltd.	1,073,303	35,418
ConocoPhillips Co.	661,436	37,080
Enterprise Products Partners LP	1,617,921	36,516
Exxon Mobil Corp.	2,383,485	137,217
Hess Corp.	312,500	23,888
Imperial Oil Ltd.	1,205,598	33,029
Phillips 66 Co.	501,539	36,828
Suncor Energy, Inc.	2,357,442	46,408
Thungela Resources Ltd. (a)(b)	60,989	189
Valero Energy Corp.	525,207	35,173
		421,746
FINANCIALS - 18.9%
Banks - 12.4%
Bank of America Corp.	5,059,614	194,087
Citigroup, Inc.	1,551,072	104,883
Huntington Bancshares, Inc./Ohio	3,258,775	45,884
JPMorgan Chase & Co.	1,725,780	261,945
M&T Bank Corp.	628,142	84,077
PNC Financial Services Group, Inc.	603,548	110,093
Wells Fargo & Co.	3,758,898	172,684
		973,653
Capital Markets - 1.6%
BlackRock, Inc. Class A	83,085	72,049
KKR & Co. LP	906,977	57,829
		129,878
Consumer Finance - 1.6%
Capital One Financial Corp.	779,296	126,012
Insurance - 3.3%
American Financial Group, Inc.	328,920	41,605
American International Group, Inc.	553,352	26,201
Chubb Ltd.	403,661	68,114
Hartford Financial Services Group, Inc.	569,829	36,253
Old Republic International Corp.	1,334,404	32,906
The Travelers Companies, Inc.	350,872	52,252
		257,331

TOTAL FINANCIALS		1,486,874

HEALTH CARE - 18.2%
Biotechnology - 2.6%
AbbVie, Inc.	852,290	99,121
Amgen, Inc.	443,315	107,078
		206,199
Health Care Equipment & Supplies - 2.2%
Danaher Corp.	580,624	172,730
Health Care Providers & Services - 3.0%
Cigna Corp.	291,867	66,981
UnitedHealth Group, Inc.	415,961	171,467
		238,448
Pharmaceuticals - 10.4%
AstraZeneca PLC (United Kingdom)	669,616	76,945
Bristol-Myers Squibb Co.	2,026,435	137,534
Eli Lilly & Co.	515,480	125,519
Johnson & Johnson	1,019,128	175,494
Merck & Co., Inc.	1,457,200	112,015
Roche Holding AG (participation certificate)	209,052	80,759
Sanofi SA	1,022,904	105,434
		813,700

TOTAL HEALTH CARE		1,431,077

INDUSTRIALS - 11.2%
Aerospace & Defense - 2.1%
Huntington Ingalls Industries, Inc.	88,500	18,154
Northrop Grumman Corp.	179,393	65,123
The Boeing Co. (a)	344,721	78,072
		161,349
Air Freight & Logistics - 1.4%
Deutsche Post AG	566,658	38,403
United Parcel Service, Inc. Class B	379,589	72,638
		111,041
Building Products - 0.8%
Johnson Controls International PLC	845,015	60,351
Electrical Equipment - 0.8%
AMETEK, Inc.	464,267	64,556
Industrial Conglomerates - 2.8%
General Electric Co.	7,165,765	92,797
Hitachi Ltd.	337,900	19,436
Roper Technologies, Inc.	148,046	72,741
Siemens AG	241,535	37,687
		222,661
Machinery - 2.5%
Crane Co.	233,384	22,692
Fortive Corp.	514,467	37,381
ITT, Inc.	464,254	45,455
Nordson Corp.	143,148	32,370
Otis Worldwide Corp.	636,732	57,019
		194,917
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	6,667	18,502
Trading Companies & Distributors - 0.3%
Watsco, Inc.	80,640	22,776
Transportation Infrastructure - 0.3%
Aena SME SA (a)(c)	155,900	24,818

TOTAL INDUSTRIALS		880,971

INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 1.8%
Cisco Systems, Inc.	2,513,554	139,175
IT Services - 2.6%
Accenture PLC Class A	178,900	56,833
Amdocs Ltd.	1,062,256	81,911
Genpact Ltd.	898,351	44,747
Visa, Inc. Class A	82,653	20,365
		203,856
Semiconductors & Semiconductor Equipment - 2.7%
NXP Semiconductors NV	451,050	93,092
Qualcomm, Inc.	259,517	38,876
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	667,276	77,831
		209,799
Software - 2.1%
Microsoft Corp.	366,642	104,460
NortonLifeLock, Inc.	861,814	21,390
Open Text Corp.	771,790	40,087
		165,937
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	278,556	40,630
Samsung Electronics Co. Ltd.	1,081,010	73,614
		114,244

TOTAL INFORMATION TECHNOLOGY		833,011

MATERIALS - 2.9%
Chemicals - 1.2%
Linde PLC	274,382	84,342
Nutrien Ltd.	128,400	7,634
		91,976
Containers & Packaging - 1.3%
Crown Holdings, Inc.	545,948	54,464
Packaging Corp. of America	326,900	46,256
		100,720
Metals & Mining - 0.4%
Anglo American PLC (United Kingdom)	566,977	25,125
Lundin Mining Corp.	871,700	7,944
		33,069

TOTAL MATERIALS		225,765

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	186,177	52,651
Lamar Advertising Co. Class A	761,697	81,197
Public Storage	145,624	45,505
		179,353
UTILITIES - 5.3%
Electric Utilities - 2.7%
Exelon Corp.	984,336	46,067
NextEra Energy, Inc.	1,377,226	107,286
NRG Energy, Inc.	1,090,709	44,981
PG&E Corp. (a)	1,354,272	11,904
		210,238
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	1,884,922	36,096
Multi-Utilities - 2.2%
Ameren Corp.	432,496	36,295
CenterPoint Energy, Inc.	1,333,966	33,963
Dominion Energy, Inc.	824,648	61,741
WEC Energy Group, Inc.	425,090	40,018
		172,017

TOTAL UTILITIES		418,351

TOTAL COMMON STOCKS
(Cost $5,297,172)		7,662,666

Other - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)
(Cost $22,679)	22,678,929	11,823

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.06% (g)	173,861,350	173,896
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	30,349,323	30,352
TOTAL MONEY MARKET FUNDS
(Cost $204,248)		204,248
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $5,524,099)		7,878,737
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(23,234)
NET ASSETS - 100%		$7,855,503

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,818,000 or 0.3% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,823,000 or 0.2% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$22,679

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$59
Fidelity Securities Lending Cash Central Fund	41
Total	$100

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$137,942	$369,834	$333,879	$(1)	$--	$173,896	0.3%
Fidelity Securities Lending Cash Central Fund 0.06%	19,580	319,344	308,572	--	--	30,352	0.1%
Total	$157,522	$689,178	$642,451	$(1)	$--	$204,248

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$672,765	$636,208	$36,557	$--
Consumer Discretionary	488,154	488,154	--	--
Consumer Staples	624,599	563,544	61,055	--
Energy	421,746	421,746	--	--
Financials	1,486,874	1,486,874	--	--
Health Care	1,431,077	1,167,939	263,138	--
Industrials	880,971	766,943	114,028	--
Information Technology	833,011	833,011	--	--
Materials	225,765	200,640	25,125	--
Real Estate	179,353	179,353	--	--
Utilities	418,351	418,351	--	--
Other	11,823	--	--	11,823
Money Market Funds	204,248	204,248	--	--
Total Investments in Securities:	$7,878,737	$7,367,011	$499,903	$11,823

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.4%
Ireland	2.6%
Canada	2.5%
Switzerland	2.1%
United Kingdom	1.8%
France	1.4%
Netherlands	1.2%
Bailiwick of Guernsey	1.0%
Taiwan	1.0%
Germany	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		July 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,885) — See accompanying schedule: Unaffiliated issuers (cost $5,319,851)	$7,674,489
Fidelity Central Funds (cost $204,248)	204,248
Total Investment in Securities (cost $5,524,099)		$7,878,737
Restricted cash		189
Receivable for fund shares sold		2,035
Dividends receivable		11,939
Distributions receivable from Fidelity Central Funds		12
Prepaid expenses		6
Other receivables		1,321
Total assets		7,894,239
Liabilities
Payable for fund shares redeemed	$3,486
Accrued management fee	2,772
Other affiliated payables	881
Other payables and accrued expenses	1,245
Collateral on securities loaned	30,352
Total liabilities		38,736
Net Assets		$7,855,503
Net Assets consist of:
Paid in capital		$4,959,976
Total accumulated earnings (loss)		2,895,527
Net Assets		$7,855,503
Net Asset Value and Maximum Offering Price
Equity-Income:
Net Asset Value, offering price and redemption price per share ($7,101,399 ÷ 99,539 shares)		$71.34
Class K:
Net Asset Value, offering price and redemption price per share ($754,104 ÷ 10,578 shares)		$71.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended July 31, 2021 (Unaudited)
Investment Income
Dividends		$83,232
Income from Fidelity Central Funds (including $41 from security lending)		100
Total income		83,332
Expenses
Management fee	$16,008
Transfer agent fees	4,542
Accounting fees	592
Custodian fees and expenses	67
Independent trustees' fees and expenses	14
Registration fees	85
Audit	50
Legal	11
Miscellaneous	18
Total expenses before reductions	21,387
Expense reductions	(275)
Total expenses after reductions		21,112
Net investment income (loss)		62,220
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	580,342
Fidelity Central Funds	(1)
Foreign currency transactions	(236)
Total net realized gain (loss)		580,105
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	565,274
Assets and liabilities in foreign currencies	(29)
Total change in net unrealized appreciation (depreciation)		565,245
Net gain (loss)		1,145,350
Net increase (decrease) in net assets resulting from operations		$1,207,570

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2021 (Unaudited)	Year ended January 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,220	$100,292
Net realized gain (loss)	580,105	200,391
Change in net unrealized appreciation (depreciation)	565,245	156,037
Net increase (decrease) in net assets resulting from operations	1,207,570	456,720
Distributions to shareholders	(166,416)	(219,443)
Share transactions - net increase (decrease)	219,385	191,539
Total increase (decrease) in net assets	1,260,539	428,816
Net Assets
Beginning of period	6,594,964	6,166,148
End of period	$7,855,503	$6,594,964

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Equity-Income Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$61.74	$59.36	$54.70	$63.45	$57.76	$48.57
Income from Investment Operations
Net investment income (loss)A	.57	.97	1.19	1.44	1.30	1.22
Net realized and unrealized gain (loss)	10.57	3.52	7.81	(5.22)	8.52	10.43
Total from investment operations	11.14	4.49	9.00	(3.78)	9.82	11.65
Distributions from net investment income	(.54)	(.94)	(1.10)	(1.39)	(1.20)B	(1.36)
Distributions from net realized gain	(1.00)	(1.17)	(3.24)	(3.58)	(2.93)B	(1.10)
Total distributions	(1.54)	(2.11)	(4.34)	(4.97)	(4.13)	(2.46)
Net asset value, end of period	$71.34	$61.74	$59.36	$54.70	$63.45	$57.76
Total ReturnC,D	18.23%	7.93%	16.69%	(5.91)%	17.57%	24.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.58%G	.60%	.60%	.61%	.61%	.63%
Expenses net of fee waivers, if any	.58%G	.60%	.60%	.61%	.61%	.63%
Expenses net of all reductions	.57%G	.59%	.60%	.60%	.61%	.62%
Net investment income (loss)	1.64%G	1.75%	2.04%	2.50%	2.18%	2.27%
Supplemental Data
Net assets, end of period (in millions)	$7,101	$5,940	$5,378	$5,016	$5,921	$6,686
Portfolio turnover rateH	54%G,I	50%I	32%I	24%I	33%	36%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Equity-Income Fund Class K

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$61.69	$59.31	$54.67	$63.41	$57.73	$48.55
Income from Investment Operations
Net investment income (loss)A	.60	1.02	1.24	1.51	1.36	1.28
Net realized and unrealized gain (loss)	10.57	3.52	7.80	(5.22)	8.51	10.42
Total from investment operations	11.17	4.54	9.04	(3.71)	9.87	11.70
Distributions from net investment income	(.57)	(.99)	(1.16)	(1.45)	(1.26)B	(1.42)
Distributions from net realized gain	(1.00)	(1.17)	(3.24)	(3.58)	(2.93)B	(1.10)
Total distributions	(1.57)	(2.16)	(4.40)	(5.03)	(4.19)	(2.52)
Net asset value, end of period	$71.29	$61.69	$59.31	$54.67	$63.41	$57.73
Total ReturnC,D	18.29%	8.04%	16.77%	(5.81)%	17.68%	24.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.50%	.51%	.51%	.51%	.52%
Expenses net of fee waivers, if any	.49%G	.50%	.51%	.51%	.51%	.52%
Expenses net of all reductions	.48%G	.50%	.50%	.50%	.51%	.51%
Net investment income (loss)	1.73%G	1.84%	2.13%	2.60%	2.28%	2.39%
Supplemental Data
Net assets, end of period (in millions)	$754	$655	$788	$807	$1,623	$1,791
Portfolio turnover rateH	54%G,I	50%I	32%I	24%I	33%	36%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Ranged from less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Equity-Income Fund	$1,155

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,433,456
Gross unrealized depreciation	(110,733)
Net unrealized appreciation (depreciation)	$2,322,723
Tax cost	$5,556,014

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Equity-Income Fund	12,012.15

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity-Income Fund	2,044,151	1,936,039

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Equity-Income Fund	415	13,022	29,474	Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Equity-Income Fund	20	379	1,116	Class K

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Equity-Income	$4,385.13
Class K	157.04
	$4,542

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Equity-Income Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Equity-Income Fund	$48

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity-Income Fund	159,953	105,061

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Equity-Income Fund	$7

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Equity-Income Fund	$3	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $218 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $57.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2021	Year ended January 31, 2021
Fidelity Equity-Income Fund
Distributions to shareholders
Equity-Income	$149,587	$194,422
Class K	16,829	25,021
Total	$166,416	$219,443

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2021	Year ended January 31, 2021	Six months ended July 31, 2021	Year ended January 31, 2021
Fidelity Equity-Income Fund
Equity-Income
Shares sold	6,761	16,474	$462,873	$933,030
Reinvestment of distributions	2,101	3,211	140,355	182,273
Shares redeemed	(5,536)	(14,077)	(380,098)	(770,384)
Net increase (decrease)	3,326	5,608	$223,130	$344,919
Class K
Shares sold	1,452	2,059	$99,299	$115,985
Reinvestment of distributions	252	445	16,829	25,021
Shares redeemed	(1,737)	(5,183)	(119,873)	(294,386)
Net increase (decrease)	(33)	(2,679)	$(3,745)	$(153,380)

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 to July 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2021	Ending Account Value July 31, 2021	Expenses Paid During Period-B February 1, 2021 to July 31, 2021
Fidelity Equity-Income Fund
Equity-Income	.58%
Actual		$1,000.00	$1,182.30	$3.14
Hypothetical-C		$1,000.00	$1,021.92	$2.91
Class K	.49%
Actual		$1,000.00	$1,182.90	$2.65
Hypothetical-C		$1,000.00	$1,022.36	$2.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes in January 2018 and April 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Equity-Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Equity-Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the retail class ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EQU-SANN-0921
1.536123.124

Fidelity® Series All-Sector Equity Fund

Fidelity® Series Stock Selector Large Cap Value Fund

Fidelity® Series Value Discovery Fund

Semi-Annual Report

July 31, 2021

Contents

Note to Shareholders
Fidelity® Series All-Sector Equity Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series Stock Selector Large Cap Value Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series Value Discovery Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Series All-Sector Equity Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021

% of fund's net assets
Microsoft Corp.	5.9
Apple, Inc.	4.3
Alphabet, Inc. Class C	3.7
Amazon.com, Inc.	3.6
Facebook, Inc. Class A	2.3
MasterCard, Inc. Class A	1.8
Jabil, Inc.	1.7
UnitedHealth Group, Inc.	1.5
The Home Depot, Inc.	1.3
NVIDIA Corp.	1.2
27.3

Top Five Market Sectors as of July 31, 2021

% of fund's net assets
Information Technology	26.9
Health Care	12.9
Consumer Discretionary	12.0
Financials	10.9
Communication Services	10.3

Asset Allocation (% of fund's net assets)

As of July 31, 2021*
Stocks and Equity Futures	99.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 3.8%

Fidelity® Series All-Sector Equity Fund

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
COMMUNICATION SERVICES - 10.3%
Entertainment - 1.8%
Activision Blizzard, Inc.	87,111	$7,284,222
Electronic Arts, Inc.	34,690	4,993,972
Live Nation Entertainment, Inc. (a)	5,910	466,240
Netflix, Inc. (a)	37,670	19,496,862
Spotify Technology SA (a)	15,440	3,530,665
The Walt Disney Co. (a)	200,487	35,289,722
World Wrestling Entertainment, Inc. Class A (b)	4,400	217,272
		71,278,955
Interactive Media & Services - 6.8%
Alphabet, Inc.:
Class A (a)	3,500	9,430,855
Class C (a)	52,426	141,781,923
Facebook, Inc. Class A (a)	254,590	90,710,417
IAC (a)	2,680	367,937
Match Group, Inc. (a)	25,075	3,993,695
Snap, Inc. Class A (a)	62,630	4,660,925
TripAdvisor, Inc. (a)	11,470	435,287
Twitter, Inc. (a)	104,410	7,282,598
Vimeo, Inc. (a)	51,200	2,293,760
Zoominfo Technologies, Inc. (a)	47,400	2,547,750
		263,505,147
Media - 1.0%
Altice U.S.A., Inc. Class A (a)	60,630	1,863,160
Comcast Corp. Class A	415,368	24,436,099
Interpublic Group of Companies, Inc.	27,830	984,069
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	11,520	540,634
Liberty SiriusXM Series A (a)	24,320	1,135,501
Liberty SiriusXM Series C (a)	3,165	146,223
Nexstar Broadcasting Group, Inc. Class A	9,800	1,441,286
ViacomCBS, Inc. Class B	183,670	7,517,613
		38,064,585
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. (a)	196,802	28,343,424

TOTAL COMMUNICATION SERVICES		401,192,111

CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.6%
Aptiv PLC (a)	132,300	22,074,255
Automobiles - 0.9%
Tesla, Inc. (a)	50,800	34,909,760
Diversified Consumer Services - 0.3%
Duolingo, Inc.	2,100	294,525
Service Corp. International	155,700	9,729,693
		10,024,218
Hotels, Restaurants & Leisure - 1.5%
Booking Holdings, Inc. (a)	10,290	22,414,295
Las Vegas Sands Corp. (a)	328,100	13,895,035
Marriott International, Inc. Class A (a)	149,000	21,751,020
		58,060,350
Household Durables - 0.3%
Lennar Corp. Class A	117,200	12,323,580
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (a)	41,335	137,545,933
Chewy, Inc. (a)(b)	13,152	1,100,822
eBay, Inc.	20,460	1,395,577
		140,042,332
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	146,100	14,579,319
Specialty Retail - 3.5%
Best Buy Co., Inc.	167,600	18,829,860
Burlington Stores, Inc. (a)	69,660	23,322,168
The Home Depot, Inc.	149,779	49,155,970
TJX Companies, Inc.	339,796	23,381,363
Ulta Beauty, Inc. (a)	60,300	20,248,740
		134,938,101
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	220,900	37,002,959

TOTAL CONSUMER DISCRETIONARY		463,954,874

CONSUMER STAPLES - 5.3%
Beverages - 1.9%
Boston Beer Co., Inc. Class A (a)	2,085	1,480,350
Constellation Brands, Inc. Class A (sub. vtg.)	42,568	9,549,705
Keurig Dr. Pepper, Inc.	132,576	4,668,001
Monster Beverage Corp. (a)	97,874	9,231,476
PepsiCo, Inc.	149,882	23,523,980
The Coca-Cola Co.	406,782	23,198,777
		71,652,289
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	27,600	1,397,664
Costco Wholesale Corp.	49,836	21,415,526
Walgreens Boots Alliance, Inc.	85,823	4,046,554
Walmart, Inc.	139,500	19,885,725
		46,745,469
Food Products - 0.6%
Bunge Ltd.	25,107	1,949,056
Darling Ingredients, Inc. (a)	29,731	2,053,520
Freshpet, Inc. (a)	7,269	1,064,545
Lamb Weston Holdings, Inc.	63,332	4,228,678
Mondelez International, Inc.	225,017	14,234,575
		23,530,374
Household Products - 1.0%
Procter & Gamble Co.	261,160	37,144,787
The Clorox Co.	15,196	2,748,804
		39,893,591
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	32,958	11,002,369
Herbalife Nutrition Ltd. (a)	36,716	1,870,313
		12,872,682
Tobacco - 0.3%
Altria Group, Inc.	187,505	9,007,740

TOTAL CONSUMER STAPLES		203,702,145

ENERGY - 2.4%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	163,300	3,468,492
Halliburton Co.	292,600	6,050,968
		9,519,460
Oil, Gas & Consumable Fuels - 2.1%
Cheniere Energy, Inc. (a)	62,800	5,333,604
ConocoPhillips Co.	57,900	3,245,874
EOG Resources, Inc.	6,300	459,018
EQT Corp. (a)	22,500	413,775
Exxon Mobil Corp.	695,624	40,047,074
Hess Corp.	200,900	15,356,796
Kosmos Energy Ltd. (a)	60,662	140,129
Marathon Petroleum Corp.	500	27,610
Murphy Oil Corp.	229,864	4,990,347
Phillips 66 Co.	82,400	6,050,632
Range Resources Corp. (a)	66,000	1,005,180
Targa Resources Corp.	81,300	3,423,543
Valero Energy Corp.	36,500	2,444,405
		82,937,987

TOTAL ENERGY		92,457,447

FINANCIALS - 10.9%
Banks - 4.3%
Bank of America Corp.	1,152,487	44,209,401
Citigroup, Inc.	48,484	3,278,488
Citizens Financial Group, Inc.	228,500	9,633,560
Comerica, Inc.	54,000	3,707,640
First Horizon National Corp.	293,900	4,540,755
JPMorgan Chase & Co.	175,500	26,637,390
M&T Bank Corp.	46,049	6,163,659
PNC Financial Services Group, Inc.	91,300	16,654,033
Signature Bank	24,300	5,515,371
Wells Fargo & Co.	1,001,800	46,022,692
		166,362,989
Capital Markets - 2.5%
Bank of New York Mellon Corp.	459,600	23,591,268
BlackRock, Inc. Class A	23,800	20,638,646
Cboe Global Markets, Inc.	39,800	4,715,106
Goldman Sachs Group, Inc.	22,600	8,472,288
Morgan Stanley	243,300	23,351,934
State Street Corp.	128,300	11,180,062
StepStone Group, Inc. Class A	47,900	2,179,929
Virtu Financial, Inc. Class A	180,132	4,636,598
		98,765,831
Consumer Finance - 2.0%
Ally Financial, Inc.	102,400	5,259,264
American Express Co.	157,800	26,909,634
Capital One Financial Corp.	279,605	45,212,129
		77,381,027
Diversified Financial Services - 0.2%
Voya Financial, Inc.	130,600	8,410,640
Insurance - 1.9%
American International Group, Inc.	174,600	8,267,310
Arch Capital Group Ltd. (a)	131,900	5,144,100
Arthur J. Gallagher & Co.	52,700	7,341,637
Hartford Financial Services Group, Inc.	244,000	15,523,280
Marsh & McLennan Companies, Inc.	23,600	3,474,392
Principal Financial Group, Inc.	79,400	4,933,122
Reinsurance Group of America, Inc.	28,000	3,085,040
The Travelers Companies, Inc.	129,100	19,225,572
Willis Towers Watson PLC	33,200	6,841,856
		73,836,309

TOTAL FINANCIALS		424,756,796

HEALTH CARE - 12.9%
Biotechnology - 1.8%
Amgen, Inc.	98,003	23,671,645
Biogen, Inc. (a)	4,900	1,600,977
Blueprint Medicines Corp. (a)	28,000	2,460,360
Horizon Therapeutics PLC (a)	184,600	18,463,692
Neurocrine Biosciences, Inc. (a)	56,800	5,294,328
Regeneron Pharmaceuticals, Inc. (a)	31,900	18,330,059
		69,821,061
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	244,200	29,543,316
Boston Scientific Corp. (a)	693,110	31,605,816
Danaher Corp.	17,500	5,206,075
DexCom, Inc. (a)	17,300	8,918,323
Envista Holdings Corp. (a)	216,100	9,309,588
Intuitive Surgical, Inc. (a)	23,300	23,101,018
ResMed, Inc.	35,100	9,540,180
Stryker Corp.	115,700	31,347,758
		148,572,074
Health Care Providers & Services - 3.5%
AmerisourceBergen Corp.	95,000	11,606,150
Cigna Corp.	10,000	2,294,900
Guardant Health, Inc. (a)	32,200	3,535,560
HCA Holdings, Inc.	90,200	22,387,640
Humana, Inc.	54,400	23,166,784
Oak Street Health, Inc. (a)	19,700	1,241,888
Surgery Partners, Inc. (a)	251,800	13,738,208
UnitedHealth Group, Inc.	143,400	59,112,348
		137,083,478
Health Care Technology - 0.2%
Health Catalyst, Inc. (a)	101,400	5,887,284
Life Sciences Tools & Services - 1.0%
Avantor, Inc. (a)	234,500	8,812,510
Thermo Fisher Scientific, Inc.	58,500	31,590,585
		40,403,095
Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co.	431,200	29,265,544
Eli Lilly & Co.	138,466	33,716,471
Merck & Co., Inc.	29,100	2,236,917
Royalty Pharma PLC	263,100	10,050,420
Zoetis, Inc. Class A	120,900	24,506,430
		99,775,782

TOTAL HEALTH CARE		501,542,774

INDUSTRIALS - 9.5%
Aerospace & Defense - 3.0%
General Dynamics Corp.	100,400	19,681,412
Lockheed Martin Corp.	53,500	19,884,345
Northrop Grumman Corp.	54,800	19,893,496
Raytheon Technologies Corp.	321,748	27,975,989
The Boeing Co. (a)	130,500	29,555,640
		116,990,882
Air Freight & Logistics - 0.8%
FedEx Corp.	80,199	22,451,710
United Parcel Service, Inc. Class B	34,500	6,601,920
		29,053,630
Construction & Engineering - 0.5%
AECOM (a)	291,400	18,346,544
Electrical Equipment - 1.1%
Sensata Technologies, Inc. PLC (a)	449,039	26,322,666
Sunrun, Inc. (a)	328,395	17,395,083
		43,717,749
Industrial Conglomerates - 1.1%
3M Co.	43,200	8,551,008
General Electric Co.	2,206,319	28,571,831
Honeywell International, Inc.	20,800	4,862,832
		41,985,671
Machinery - 1.3%
Allison Transmission Holdings, Inc.	597,100	23,830,261
Caterpillar, Inc.	121,900	25,202,825
Flowserve Corp.	26,612	1,120,099
		50,153,185
Marine - 0.4%
Kirby Corp. (a)	272,800	15,797,848
Professional Services - 0.8%
Nielsen Holdings PLC	1,331,684	31,547,594
Road & Rail - 0.5%
Norfolk Southern Corp.	44,218	11,400,727
Uber Technologies, Inc. (a)	200,670	8,721,118
		20,121,845

TOTAL INDUSTRIALS		367,714,948

INFORMATION TECHNOLOGY - 26.9%
Communications Equipment - 0.1%
CommScope Holding Co., Inc. (a)	15,900	336,444
Lumentum Holdings, Inc. (a)	12,600	1,058,274
		1,394,718
Electronic Equipment & Components - 1.9%
Avnet, Inc.	19,400	801,608
Corning, Inc.	107,600	4,504,136
Flex Ltd. (a)	130,300	2,341,491
Jabil, Inc.	1,131,117	67,346,706
		74,993,941
IT Services - 5.4%
Alliance Data Systems Corp.	8,400	783,300
Cognizant Technology Solutions Corp. Class A	20,300	1,492,659
DXC Technology Co. (a)	26,000	1,039,480
Euronet Worldwide, Inc. (a)	12,900	1,842,378
Fidelity National Information Services, Inc.	42,658	6,358,175
Fiserv, Inc. (a)	41,400	4,765,554
FleetCor Technologies, Inc. (a)	3,100	800,482
Genpact Ltd.	147,100	7,327,051
Global Payments, Inc.	64,800	12,532,968
GoDaddy, Inc. (a)	47,005	3,941,369
MasterCard, Inc. Class A	184,000	71,012,960
MongoDB, Inc. Class A (a)	9,800	3,517,416
PayPal Holdings, Inc. (a)	122,600	33,779,978
Sabre Corp. (a)	17,100	201,609
Square, Inc. (a)	34,700	8,579,922
Twilio, Inc. Class A (a)	15,100	5,641,209
Visa, Inc. Class A	180,400	44,448,756
WEX, Inc. (a)	5,700	1,081,461
		209,146,727
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)	45,612	4,843,538
Applied Materials, Inc.	79,800	11,166,414
Lam Research Corp.	9,030	5,755,812
Marvell Technology, Inc.	414,900	25,105,599
Microchip Technology, Inc.	46,100	6,597,832
Micron Technology, Inc.	214,960	16,676,597
NVIDIA Corp.	239,420	46,684,506
ON Semiconductor Corp. (a)	573,768	22,411,378
Qualcomm, Inc.	8,104	1,213,979
Semtech Corp. (a)	10,900	674,819
Universal Display Corp.	4,000	937,960
Xilinx, Inc.	19,500	2,921,880
		144,990,314
Software - 11.1%
Adobe, Inc. (a)	31,100	19,332,693
Anaplan, Inc. (a)	128,800	7,367,360
Autodesk, Inc. (a)	80,035	25,701,640
Avalara, Inc. (a)	14,800	2,474,116
Blend Labs, Inc.	23,500	424,410
Ceridian HCM Holding, Inc. (a)	33,000	3,247,200
Cloudflare, Inc. (a)	10,500	1,245,615
Confluent, Inc.	8,500	333,115
Coupa Software, Inc. (a)	11,100	2,408,700
Elastic NV (a)	21,400	3,168,484
Everbridge, Inc. (a)(b)	8,900	1,256,858
FireEye, Inc. (a)	67,800	1,369,560
Five9, Inc. (a)	17,600	3,542,704
HubSpot, Inc. (a)	4,400	2,622,488
Intuit, Inc.	16,500	8,744,505
LivePerson, Inc. (a)	25,400	1,617,726
Microsoft Corp.	802,900	228,754,239
Momentive Global, Inc. (a)	381,740	8,016,540
NortonLifeLock, Inc.	31,400	779,348
Nutanix, Inc. Class A (a)	11,700	421,434
Palo Alto Networks, Inc. (a)	25,700	10,255,585
PTC, Inc. (a)	24,500	3,318,525
Qualtrics International, Inc.	10,900	454,857
Rapid7, Inc. (a)	9,600	1,092,000
RingCentral, Inc. (a)	10,500	2,806,335
Salesforce.com, Inc. (a)	125,042	30,251,411
ServiceNow, Inc. (a)	19,600	11,522,644
Splunk, Inc. (a)	29,000	4,117,420
SS&C Technologies Holdings, Inc.	68,000	5,330,520
Viant Technology, Inc.	4,900	84,721
VMware, Inc. Class A (a)(b)	16,600	2,552,084
Vonage Holdings Corp. (a)	62,000	884,120
Workday, Inc. Class A (a)	63,300	14,837,520
Yext, Inc. (a)	285,449	3,719,400
Zendesk, Inc. (a)	73,000	9,528,690
Zoom Video Communications, Inc. Class A (a)	19,400	7,335,140
		430,919,707
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	1,153,836	168,298,519
HP, Inc.	249,200	7,194,404
Pure Storage, Inc. Class A (a)	36,400	710,528
Western Digital Corp. (a)	94,100	6,109,913
Xerox Holdings Corp.	24,700	596,011
		182,909,375

TOTAL INFORMATION TECHNOLOGY		1,044,354,782

MATERIALS - 2.3%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	14,477	4,213,241
Albemarle Corp. U.S.	17,600	3,626,304
DuPont de Nemours, Inc.	30,585	2,295,404
Ecolab, Inc.	15,482	3,418,890
FMC Corp.	19,648	2,101,354
International Flavors & Fragrances, Inc.	24,312	3,662,360
Linde PLC	31,486	9,678,482
LyondellBasell Industries NV Class A	21,300	2,115,729
Olin Corp.	167,900	7,896,337
Sherwin-Williams Co.	11,855	3,450,161
		42,458,262
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	17,939	6,517,239
Vulcan Materials Co.	32,400	5,831,676
		12,348,915
Containers & Packaging - 0.1%
Crown Holdings, Inc.	55,200	5,506,752
Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	569,234	21,687,815
Newmont Corp.	64,600	4,058,172
Reliance Steel & Aluminum Co.	15,869	2,493,813
Royal Gold, Inc.	13,400	1,628,368
		29,868,168

TOTAL MATERIALS		90,182,097

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	26,900	5,416,046
American Tower Corp.	49,400	13,970,320
Corporate Office Properties Trust (SBI)	54,600	1,607,424
CubeSmart	154,100	7,652,606
Digital Realty Trust, Inc.	41,600	6,413,056
Douglas Emmett, Inc.	165,200	5,517,680
Equity Lifestyle Properties, Inc.	103,100	8,639,780
Invitation Homes, Inc.	281,000	11,431,080
Kilroy Realty Corp.	75,000	5,195,250
Mid-America Apartment Communities, Inc.	64,200	12,397,020
Prologis (REIT), Inc.	125,400	16,056,216
SBA Communications Corp. Class A	11,600	3,955,484
Ventas, Inc.	81,700	4,884,026
VICI Properties, Inc.	101,100	3,153,309
		106,289,297
Real Estate Management & Development - 0.4%
Cushman & Wakefield PLC (a)	135,600	2,531,652
Jones Lang LaSalle, Inc. (a)	59,800	13,309,686
		15,841,338

TOTAL REAL ESTATE		122,130,635

UTILITIES - 2.3%
Electric Utilities - 1.6%
Edison International	93,300	5,084,850
Entergy Corp.	22,200	2,284,824
Evergy, Inc.	90,400	5,895,888
Exelon Corp.	183,993	8,610,872
FirstEnergy Corp.	186,000	7,127,520
NextEra Energy, Inc.	194,040	15,115,716
NRG Energy, Inc.	46,200	1,905,288
PG&E Corp. (a)	645,493	5,673,883
Southern Co.	145,100	9,267,537
		60,966,378
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	143,500	3,400,950
Vistra Corp.	151,000	2,891,650
		6,292,600
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	103,790	2,642,493
Dominion Energy, Inc.	115,041	8,613,120
NiSource, Inc.	124,200	3,076,434
Public Service Enterprise Group, Inc.	28,900	1,798,447
Sempra Energy	55,944	7,309,084
		23,439,578

TOTAL UTILITIES		90,698,556

TOTAL COMMON STOCKS
(Cost $2,021,205,304)		3,802,687,165
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 9/30/21 to 10/28/21 (c)
(Cost $7,279,304)	7,280,000	7,279,180
	Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund 0.06% (d)	159,148,925	$159,180,755
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	4,641,041	4,641,505
TOTAL MONEY MARKET FUNDS
(Cost $163,821,139)		163,822,260
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $2,192,305,747)		3,973,788,605
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(91,701,086)
NET ASSETS - 100%		$3,882,087,519

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	239	Sept. 2021	$52,454,525	$506,735	$506,735

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,679,791.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,987
Fidelity Securities Lending Cash Central Fund	14,206
Total	$30,193

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$72,392,381	$790,123,416	$703,334,641	$(401)	$--	$159,180,755	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	5,784,355	50,155,178	51,298,028	--	--	4,641,505	0.0%
Total	$78,176,736	$840,278,594	$754,632,669	$(401)	$--	$163,822,260

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$401,192,111	$401,192,111	$--	$--
Consumer Discretionary	463,954,874	463,954,874	--	--
Consumer Staples	203,702,145	203,702,145	--	--
Energy	92,457,447	92,457,447	--	--
Financials	424,756,796	424,756,796	--	--
Health Care	501,542,774	501,542,774	--	--
Industrials	367,714,948	367,714,948	--	--
Information Technology	1,044,354,782	1,044,354,782	--	--
Materials	90,182,097	90,182,097	--	--
Real Estate	122,130,635	122,130,635	--	--
Utilities	90,698,556	90,698,556	--	--
U.S. Government and Government Agency Obligations	7,279,180	--	7,279,180	--
Money Market Funds	163,822,260	163,822,260	--	--
Total Investments in Securities:	$3,973,788,605	$3,966,509,425	$7,279,180	$--
Derivative Instruments:
Assets
Futures Contracts	$506,735	$506,735	$--	$--
Total Assets	$506,735	$506,735	$--	$--
Total Derivative Instruments:	$506,735	$506,735	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$506,735	$0
Total Equity Risk	506,735	0
Total Value of Derivatives	$506,735	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series All-Sector Equity Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,510,372) — See accompanying schedule: Unaffiliated issuers (cost $2,028,484,608)	$3,809,966,345
Fidelity Central Funds (cost $163,821,139)	163,822,260
Total Investment in Securities (cost $2,192,305,747)		$3,973,788,605
Cash		236,819
Receivable for investments sold		10,511,592
Receivable for fund shares sold		11,703
Dividends receivable		2,121,350
Distributions receivable from Fidelity Central Funds		6,121
Other receivables		101,119
Total assets		3,986,777,309
Liabilities
Payable for investments purchased	$17,168,262
Payable for fund shares redeemed	82,243,905
Payable for daily variation margin on futures contracts	607,696
Other payables and accrued expenses	27,952
Collateral on securities loaned	4,641,975
Total liabilities		104,689,790
Net Assets		$3,882,087,519
Net Assets consist of:
Paid in capital		$1,765,490,663
Total accumulated earnings (loss)		2,116,596,856
Net Assets		$3,882,087,519
Net Asset Value, offering price and redemption price per share ($3,882,087,519 ÷ 300,127,983 shares)		$12.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2021 (Unaudited)
Investment Income
Dividends		$20,852,896
Interest		249
Income from Fidelity Central Funds (including $14,206 from security lending)		30,193
Total income		20,883,338
Expenses
Custodian fees and expenses	$33,252
Independent trustees' fees and expenses	7,485
Total expenses		40,737
Net investment income (loss)		20,842,601
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	321,704,597
Fidelity Central Funds	(401)
Foreign currency transactions	(993)
Futures contracts	4,827,739
Total net realized gain (loss)		326,530,942
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	334,222,017
Assets and liabilities in foreign currencies	(2,025)
Futures contracts	909,725
Total change in net unrealized appreciation (depreciation)		335,129,717
Net gain (loss)		661,660,659
Net increase (decrease) in net assets resulting from operations		$682,503,260

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2021 (Unaudited)	Year ended January 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,842,601	$49,883,400
Net realized gain (loss)	326,530,942	375,196,187
Change in net unrealized appreciation (depreciation)	335,129,717	330,422,945
Net increase (decrease) in net assets resulting from operations	682,503,260	755,502,532
Distributions to shareholders	(179,164,847)	(440,518,195)
Share transactions
Proceeds from sales of shares	157,754,164	172,524,328
Reinvestment of distributions	179,164,847	440,518,195
Cost of shares redeemed	(647,564,017)	(719,507,203)
Net increase (decrease) in net assets resulting from share transactions	(310,645,006)	(106,464,680)
Total increase (decrease) in net assets	192,693,407	208,519,657
Net Assets
Beginning of period	3,689,394,112	3,480,874,455
End of period	$3,882,087,519	$3,689,394,112
Other Information
Shares
Sold	12,888,047	17,312,431
Issued in reinvestment of distributions	15,743,835	43,606,246
Redeemed	(52,388,145)	(71,429,879)
Net increase (decrease)	(23,756,263)	(10,511,202)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series All-Sector Equity Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.39	$10.41	$9.35	$13.46	$12.33	$12.02
Income from Investment Operations
Net investment income (loss)A	.07	.15B	.17	.21	.18	.12
Net realized and unrealized gain (loss)	2.03	2.22	1.78	(.79)	2.80	2.33
Total from investment operations	2.10	2.37	1.95	(.58)	2.98	2.45
Distributions from net investment income	–C	(.17)	(.18)	(.22)	(.19)	(.18)
Distributions from net realized gain	(.55)	(1.23)	(.71)	(3.31)	(1.66)	(1.96)
Total distributions	(.56)D	(1.39)D	(.89)	(3.53)	(1.85)	(2.14)
Net asset value, end of period	$12.93	$11.39	$10.41	$9.35	$13.46	$12.33
Total ReturnE,F	19.08%	24.94%	21.33%	(3.23)%	25.62%	21.03%
Ratios to Average Net AssetsG,H
Expenses before reductions	- %I,J	- %J	- %J	- %J	.20%	.68%
Expenses net of fee waivers, if any	- %I,J	- %J	- %J	- %J	.20%	.68%
Expenses net of all reductions	- %I,J	- %J	- %J	- %J	.20%	.67%
Net investment income (loss)	1.06%I	1.47%B	1.68%	1.68%	1.37%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$3,882,088	$3,689,394	$3,480,874	$3,598,453	$6,550,143	$2,736,748
Portfolio turnover rateK	30%I	64%	59%	65%	61%	43%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.32%.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Stock Selector Large Cap Value Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021

% of fund's net assets
Capital One Financial Corp.	2.9
UnitedHealth Group, Inc.	2.4
Wells Fargo & Co.	2.4
Johnson & Johnson	2.1
Bank of America Corp.	2.1
Cisco Systems, Inc.	2.1
Procter & Gamble Co.	2.1
Thermo Fisher Scientific, Inc.	2.0
The Walt Disney Co.	1.9
Verizon Communications, Inc.	1.6
21.6

Top Five Market Sectors as of July 31, 2021

% of fund's net assets
Financials	20.2
Health Care	16.6
Industrials	11.7
Information Technology	10.1
Communication Services	8.4

Asset Allocation (% of fund's net assets)

As of July 31, 2021*
Stocks	98.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments - 8.6%

Fidelity® Series Stock Selector Large Cap Value Fund

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	3,124,510	$87,642,505
Liberty Global PLC Class C (a)	1,735,225	46,608,144
Verizon Communications, Inc.	3,393,278	189,277,047
		323,527,696
Entertainment - 2.0%
Cinemark Holdings, Inc. (a)(b)	935,119	14,522,398
The Walt Disney Co. (a)	1,223,117	215,293,054
		229,815,452
Interactive Media & Services - 1.8%
Alphabet, Inc. Class A (a)	63,054	169,900,895
Facebook, Inc. Class A (a)	112,350	40,030,305
		209,931,200
Media - 1.8%
Cogeco Communications, Inc.	262,100	24,817,147
Comcast Corp. Class A	931,179	54,781,261
Interpublic Group of Companies, Inc.	1,550,519	54,826,352
Omnicom Group, Inc.	917,263	66,795,092
		201,219,852

TOTAL COMMUNICATION SERVICES		964,494,200

CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.9%
Aptiv PLC (a)	596,200	99,475,970
Hotels, Restaurants & Leisure - 1.3%
Las Vegas Sands Corp. (a)	1,501,600	63,592,760
Marriott International, Inc. Class A (a)	611,700	89,295,966
		152,888,726
Household Durables - 0.6%
Lennar Corp. Class A	681,500	71,659,725
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	625,900	62,458,561
Specialty Retail - 2.2%
Best Buy Co., Inc.	815,200	91,587,720
Burlington Stores, Inc. (a)	253,990	85,035,852
Ulta Beauty, Inc. (a)	235,960	79,235,368
		255,858,940

TOTAL CONSUMER DISCRETIONARY		642,341,922

CONSUMER STAPLES - 7.1%
Beverages - 1.5%
Diageo PLC	288,077	14,284,661
Keurig Dr. Pepper, Inc.	1,081,900	38,093,699
Monster Beverage Corp. (a)	252,800	23,844,096
PepsiCo, Inc.	106,100	16,652,395
The Coca-Cola Co.	1,413,000	80,583,390
		173,458,241
Food & Staples Retailing - 1.0%
U.S. Foods Holding Corp. (a)	109,700	3,767,098
Walmart, Inc.	738,571	105,283,296
		109,050,394
Food Products - 1.1%
Darling Ingredients, Inc. (a)	305,500	21,100,885
McCormick & Co., Inc. (non-vtg.)	60,400	5,083,868
Mondelez International, Inc.	1,366,452	86,441,754
Post Holdings, Inc. (a)	31,100	3,182,774
TreeHouse Foods, Inc. (a)	259,733	11,532,145
		127,341,426
Household Products - 2.4%
Kimberly-Clark Corp.	273,700	37,146,564
Procter & Gamble Co.	1,694,372	240,990,530
		278,137,094
Tobacco - 1.1%
Altria Group, Inc.	1,928,200	92,630,728
Philip Morris International, Inc.	323,100	32,339,079
		124,969,807

TOTAL CONSUMER STAPLES		812,956,962

ENERGY - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Canadian Natural Resources Ltd.	1,424,400	47,004,287
Cenovus Energy, Inc. (Canada)	8,879,947	74,094,460
Cheniere Energy, Inc. (a)	988,800	83,978,784
Exxon Mobil Corp.	3,218,400	185,283,288
Hess Corp.	988,600	75,568,584
Royal Dutch Shell PLC Class A (United Kingdom)	2,484,866	49,948,147
		515,877,550
FINANCIALS - 20.2%
Banks - 7.9%
Bank of America Corp.	6,379,686	244,724,755
Citigroup, Inc.	537,844	36,369,011
Citizens Financial Group, Inc.	789,782	33,297,209
Comerica, Inc.	390,978	26,844,549
First Horizon National Corp.	1,976,327	30,534,252
JPMorgan Chase & Co.	1,016,826	154,333,850
PNC Financial Services Group, Inc.	418,176	76,279,484
Societe Generale Series A	1,215,054	35,583,749
Wells Fargo & Co.	5,860,273	269,220,942
		907,187,801
Capital Markets - 4.4%
Bank of New York Mellon Corp.	3,350,087	171,959,966
BlackRock, Inc. Class A	163,757	142,005,158
Cboe Global Markets, Inc.	200,023	23,696,725
Morgan Stanley	1,520,870	145,973,103
Virtu Financial, Inc. Class A	898,613	23,130,299
		506,765,251
Consumer Finance - 4.2%
American Express Co.	864,684	147,454,563
Capital One Financial Corp.	2,077,667	335,958,749
		483,413,312
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	352,811	98,183,773
Voya Financial, Inc.	993,688	63,993,507
		162,177,280
Insurance - 2.3%
American International Group, Inc.	1,157,517	54,808,430
Hartford Financial Services Group, Inc.	1,504,604	95,722,906
The Travelers Companies, Inc.	753,118	112,154,333
		262,685,669

TOTAL FINANCIALS		2,322,229,313

HEALTH CARE - 16.6%
Biotechnology - 0.2%
Biogen, Inc. (a)	66,200	21,629,526
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	686,900	83,101,162
Boston Scientific Corp. (a)	1,772,300	80,816,880
Danaher Corp.	434,700	129,318,903
Teleflex, Inc.	217,400	86,401,282
		379,638,227
Health Care Providers & Services - 5.4%
Cardinal Health, Inc.	1,181,400	70,151,532
Centene Corp. (a)	861,900	59,134,959
CVS Health Corp.	578,036	47,607,045
Humana, Inc.	219,700	93,561,442
McKesson Corp.	375,600	76,558,548
UnitedHealth Group, Inc.	655,500	270,210,210
		617,223,736
Life Sciences Tools & Services - 3.8%
Bio-Rad Laboratories, Inc. Class A (a)	151,800	112,257,618
IQVIA Holdings, Inc. (a)	361,800	89,617,860
Thermo Fisher Scientific, Inc.	430,000	232,204,300
		434,079,778
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	1,617,600	109,786,512
Johnson & Johnson	1,422,506	244,955,533
Merck & Co., Inc.	1,268,200	97,486,534
		452,228,579

TOTAL HEALTH CARE		1,904,799,846

INDUSTRIALS - 11.7%
Aerospace & Defense - 4.5%
General Dynamics Corp.	440,872	86,424,138
Lockheed Martin Corp.	69,700	25,905,399
Northrop Grumman Corp.	273,640	99,336,793
Raytheon Technologies Corp.	1,658,059	144,168,230
The Boeing Co. (a)	692,616	156,863,672
		512,698,232
Air Freight & Logistics - 0.7%
FedEx Corp.	291,298	81,548,875
Construction & Engineering - 0.7%
AECOM (a)	1,313,059	82,670,195
Electrical Equipment - 1.0%
Sensata Technologies, Inc. PLC (a)	2,025,653	118,743,779
Industrial Conglomerates - 1.4%
General Electric Co.	11,106,364	143,827,414
Honeywell International, Inc.	64,721	15,131,123
		158,958,537
Machinery - 0.7%
Caterpillar, Inc.	418,476	86,519,913
Marine - 0.4%
Kirby Corp. (a)	763,306	44,203,050
Professional Services - 1.5%
Nielsen Holdings PLC	7,239,677	171,507,948
Road & Rail - 0.4%
Norfolk Southern Corp.	183,392	47,283,959
Trading Companies & Distributors - 0.4%
Univar, Inc. (a)	1,764,200	43,293,468

TOTAL INDUSTRIALS		1,347,427,956

INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 3.1%
Cisco Systems, Inc.	4,398,229	243,529,940
F5 Networks, Inc. (a)	539,080	111,325,411
		354,855,351
Electronic Equipment & Components - 0.5%
Vontier Corp.	1,636,918	52,954,297
IT Services - 4.2%
Amdocs Ltd.	2,170,509	167,367,949
Fiserv, Inc. (a)	1,095,941	126,153,769
GoDaddy, Inc. (a)	933,225	78,250,916
IBM Corp.	788,378	111,129,763
		482,902,397
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.	1,540,472	82,754,156
Software - 1.3%
Check Point Software Technologies Ltd. (a)	609,489	77,466,052
NortonLifeLock, Inc.	766,723	19,030,065
SS&C Technologies Holdings, Inc.	755,993	59,262,291
		155,758,408
Technology Hardware, Storage & Peripherals - 0.3%
NCR Corp. (a)	678,463	30,123,757

TOTAL INFORMATION TECHNOLOGY		1,159,348,366

MATERIALS - 3.3%
Chemicals - 1.4%
Huntsman Corp.	1,609,200	42,498,972
Olin Corp.	1,794,951	84,416,546
The Chemours Co. LLC	1,093,300	36,352,225
		163,267,743
Construction Materials - 0.4%
Eagle Materials, Inc.	286,200	40,445,784
Containers & Packaging - 0.4%
O-I Glass, Inc. (a)	3,017,065	44,622,391
Metals& Mining - 1.1%
Freeport-McMoRan, Inc.	1,605,600	61,173,360
Newmont Corp.	1,105,100	69,422,382
		130,595,742

TOTAL MATERIALS		378,931,660

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.2%
Digital Realty Trust, Inc.	308,400	47,542,944
Douglas Emmett, Inc.	1,196,200	39,953,080
Equity Lifestyle Properties, Inc.	565,200	47,363,760
Invitation Homes, Inc.	2,173,300	88,409,844
Mid-America Apartment Communities, Inc.	544,700	105,181,570
Prologis (REIT), Inc.	797,163	102,068,751
Welltower, Inc.	557,600	48,433,136
		478,953,085
Real Estate Management & Development - 0.6%
Cushman & Wakefield PLC (a)	3,686,100	68,819,487

TOTAL REAL ESTATE		547,772,572

UTILITIES - 4.8%
Electric Utilities - 2.8%
Edison International	1,217,800	66,370,100
Exelon Corp.	1,640,400	76,770,720
FirstEnergy Corp.	1,351,400	51,785,648
PG&E Corp. (a)	5,968,148	52,460,021
Southern Co.	1,135,200	72,505,224
		319,891,713
Independent Power and Renewable Electricity Producers - 0.8%
The AES Corp.	2,364,600	56,041,020
Vistra Corp.	2,141,333	41,006,527
		97,047,547
Multi-Utilities - 1.2%
CenterPoint Energy, Inc.	2,277,600	57,987,696
Sempra Energy	576,600	75,332,790
		133,320,486

TOTAL UTILITIES		550,259,746

TOTAL COMMON STOCKS
(Cost $8,309,781,813)		11,146,440,093

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.06% (c)	213,109,175	213,151,798
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	9,539,421	9,540,375
TOTAL MONEY MARKET FUNDS
(Cost $222,691,312)		222,692,173

Equity Funds - 1.3%
Domestic Equity Funds - 1.3%
iShares Russell 1000 Value Index ETF (b)
(Cost $134,840,203)	919,772	147,135,927
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $8,667,313,328)		11,516,268,193
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(40,915,699)
NET ASSETS - 100%		$11,475,352,494

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$56,440
Fidelity Securities Lending Cash Central Fund	6,070
Total	$62,510

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$306,031,809	$3,249,960,132	$3,342,839,291	$(852)	$--	$213,151,798	0.3%
Fidelity Securities Lending Cash Central Fund 0.06%	45,627,778	196,000,327	232,087,730	--	--	9,540,375	0.0%
Total	$351,659,587	$3,445,960,459	$3,574,927,021	$(852)	$--	$222,692,173

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$964,494,200	$964,494,200	$--	$--
Consumer Discretionary	642,341,922	642,341,922	--	--
Consumer Staples	812,956,962	798,672,301	14,284,661	--
Energy	515,877,550	465,929,403	49,948,147	--
Financials	2,322,229,313	2,286,645,564	35,583,749	--
Health Care	1,904,799,846	1,904,799,846	--	--
Industrials	1,347,427,956	1,347,427,956	--	--
Information Technology	1,159,348,366	1,159,348,366	--	--
Materials	378,931,660	378,931,660	--	--
Real Estate	547,772,572	547,772,572	--	--
Utilities	550,259,746	550,259,746	--	--
Money Market Funds	222,692,173	222,692,173	--	--
Equity Funds	147,135,927	147,135,927	--	--
Total Investments in Securities:	$11,516,268,193	$11,416,451,636	$99,816,557	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Stock Selector Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,180,915) — See accompanying schedule: Unaffiliated issuers (cost $8,444,622,016)	$11,293,576,020
Fidelity Central Funds (cost $222,691,312)	222,692,173
Total Investment in Securities (cost $8,667,313,328)		$11,516,268,193
Foreign currency held at value (cost $628)		628
Receivable for investments sold		291,777,137
Receivable for fund shares sold		29,580
Dividends receivable		13,868,352
Distributions receivable from Fidelity Central Funds		10,718
Other receivables		354
Total assets		11,821,954,962
Liabilities
Payable to custodian bank	$3,777,516
Payable for investments purchased	164,338,169
Payable for fund shares redeemed	168,910,869
Other payables and accrued expenses	35,539
Collateral on securities loaned	9,540,375
Total liabilities		346,602,468
Net Assets		$11,475,352,494
Net Assets consist of:
Paid in capital		$7,540,707,691
Total accumulated earnings (loss)		3,934,644,803
Net Assets		$11,475,352,494
Net Asset Value, offering price and redemption price per share ($11,475,352,494 ÷ 752,023,891 shares)		$15.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2021 (Unaudited)
Investment Income
Dividends		$105,158,357
Income from Fidelity Central Funds (including $6,070 from security lending)		62,510
Total income		105,220,867
Expenses
Custodian fees and expenses	$44,139
Independent trustees' fees and expenses	22,139
Interest	3,401
Total expenses		69,679
Net investment income (loss)		105,151,188
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,190,588,047
Fidelity Central Funds	(852)
Foreign currency transactions	(80,812)
Futures contracts	(2,374,172)
Total net realized gain (loss)		1,188,132,211
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	879,085,906
Assets and liabilities in foreign currencies	(3,413)
Total change in net unrealized appreciation (depreciation)		879,082,493
Net gain (loss)		2,067,214,704
Net increase (decrease) in net assets resulting from operations		$2,172,365,892

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2021 (Unaudited)	Year ended January 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$105,151,188	$239,234,260
Net realized gain (loss)	1,188,132,211	(169,717,772)
Change in net unrealized appreciation (depreciation)	879,082,493	581,047,119
Net increase (decrease) in net assets resulting from operations	2,172,365,892	650,563,607
Distributions to shareholders	(11,689,827)	(403,310,833)
Share transactions
Proceeds from sales of shares	537,036,783	1,765,293,646
Reinvestment of distributions	11,689,827	403,310,832
Cost of shares redeemed	(2,165,105,958)	(1,458,449,071)
Net increase (decrease) in net assets resulting from share transactions	(1,616,379,348)	710,155,407
Total increase (decrease) in net assets	544,296,717	957,408,181
Net Assets
Beginning of period	10,931,055,777	9,973,647,596
End of period	$11,475,352,494	$10,931,055,777
Other Information
Shares
Sold	36,608,874	160,242,895
Issued in reinvestment of distributions	847,703	34,324,353
Redeemed	(150,449,588)	(129,885,545)
Net increase (decrease)	(112,993,011)	64,681,703

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Stock Selector Large Cap Value Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.64	$12.46	$11.57	$13.47	$12.49	$10.38
Income from Investment Operations
Net investment income (loss)A	.13	.28B	.28	.29	.28C	.17
Net realized and unrealized gain (loss)	2.50	.39	1.33	(1.01)	1.63	2.25
Total from investment operations	2.63	.67	1.61	(.72)	1.91	2.42
Distributions from net investment income	(.01)	(.28)	(.31)	(.27)	(.28)	(.16)
Distributions from net realized gain	–	(.21)	(.41)	(.90)	(.65)	(.14)
Total distributions	(.01)	(.49)	(.72)	(1.18)D	(.93)	(.31)D
Net asset value, end of period	$15.26	$12.64	$12.46	$11.57	$13.47	$12.49
Total ReturnE,F	20.85%	5.74%	13.98%	(5.07)%	15.62%	23.49%
Ratios to Average Net AssetsG,H
Expenses before reductions	- %I,J	- %J	- %J	- %J	.20%	.67%
Expenses net of fee waivers, if any	- %I,J	- %J	- %J	- %J	.20%	.67%
Expenses net of all reductions	- %I,J	- %J	- %J	- %J	.20%	.66%
Net investment income (loss)	1.81%I	2.54%B	2.32%	2.33%	2.13%C	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$11,475,352	$10,931,056	$9,973,648	$10,531,018	$10,485,796	$3,615,123
Portfolio turnover rateK	97%I	94%	65%L	87%M	61%	54%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.23%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.87%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

 M The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Value Discovery Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021

% of fund's net assets
Berkshire Hathaway, Inc. Class B	3.9
Comcast Corp. Class A	3.2
UnitedHealth Group, Inc.	2.5
Bristol-Myers Squibb Co.	2.4
Alphabet, Inc. Class A	2.4
CBRE Group, Inc.	2.3
Procter & Gamble Co.	2.3
Bank of America Corp.	2.3
JPMorgan Chase & Co.	2.2
Cigna Corp.	2.2
25.7

Top Five Market Sectors as of July 31, 2021

% of fund's net assets
Health Care	18.8
Financials	18.3
Industrials	11.7
Communication Services	10.5
Information Technology	8.8

Asset Allocation (% of fund's net assets)

As of July 31, 2021*
Stocks	96.9%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

 * Foreign investments - 18.7%

Fidelity® Series Value Discovery Fund

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
COMMUNICATION SERVICES - 10.5%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	2,873,700	$160,294,986
Entertainment - 0.3%
Lions Gate Entertainment Corp. Class B (a)	2,053,234	27,431,206
Interactive Media & Services - 2.9%
Alphabet, Inc. Class A (a)	83,691	225,507,910
Facebook, Inc. Class A (a)	141,300	50,345,190
		275,853,100
Media - 5.6%
Comcast Corp. Class A	5,214,304	306,757,504
Fox Corp. Class A	823,410	29,362,801
Interpublic Group of Companies, Inc.	4,231,314	149,619,263
WPP PLC	4,266,162	55,174,409
		540,913,977

TOTAL COMMUNICATION SERVICES		1,004,493,269

CONSUMER DISCRETIONARY - 4.4%
Auto Components - 0.3%
Lear Corp.	140,613	24,604,463
Household Durables - 0.4%
Whirlpool Corp.	196,424	43,515,773
Multiline Retail - 1.1%
Dollar General Corp.	455,639	105,999,857
Specialty Retail - 1.2%
Best Buy Co., Inc.	752,200	84,509,670
Lowe's Companies, Inc.	148,300	28,575,927
		113,085,597
Textiles, Apparel & Luxury Goods - 1.4%
PVH Corp. (a)	603,985	63,188,911
Tapestry, Inc. (a)	1,634,955	69,158,597
		132,347,508

TOTAL CONSUMER DISCRETIONARY		419,553,198

CONSUMER STAPLES - 7.2%
Beverages - 0.4%
Coca-Cola European Partners PLC	640,943	39,776,923
Food & Staples Retailing - 1.5%
Kroger Co.	2,372,100	96,544,470
U.S. Foods Holding Corp. (a)	1,335,830	45,872,402
		142,416,872
Food Products - 2.0%
Mondelez International, Inc.	2,203,200	139,374,432
Tyson Foods, Inc. Class A	766,200	54,752,652
		194,127,084
Household Products - 3.3%
Procter & Gamble Co.	1,553,200	220,911,636
Reckitt Benckiser Group PLC	905,200	69,247,488
Spectrum Brands Holdings, Inc.	288,527	25,202,833
		315,361,957

TOTAL CONSUMER STAPLES		691,682,836

ENERGY - 1.3%
Energy Equipment & Services - 0.1%
Hoegh LNG Partners LP (b)	1,153,654	6,322,024
Oil, Gas & Consumable Fuels - 1.2%
Dynagas LNG Partners LP (a)(b)	994,300	3,022,672
Parex Resources, Inc.	4,768,269	78,350,044
Teekay LNG Partners LP	2,552,592	36,987,058
		118,359,774

TOTAL ENERGY		124,681,798

FINANCIALS - 18.3%
Banks - 7.0%
Bank of America Corp.	5,734,900	219,990,764
Cullen/Frost Bankers, Inc.	235,300	25,252,396
JPMorgan Chase & Co.	1,407,000	213,554,460
M&T Bank Corp.	652,644	87,356,399
PNC Financial Services Group, Inc.	679,600	123,965,836
		670,119,855
Capital Markets - 1.7%
Affiliated Managers Group, Inc.	457,331	72,459,524
BlackRock, Inc. Class A	38,900	33,732,913
Invesco Ltd.	1,267,824	30,909,549
State Street Corp.	290,139	25,282,712
		162,384,698
Consumer Finance - 2.3%
Capital One Financial Corp.	544,374	88,025,276
Discover Financial Services	1,074,734	133,610,931
		221,636,207
Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc. Class B (a)	1,366,266	380,218,161
Insurance - 3.4%
Allstate Corp.	214,003	27,831,090
American International Group, Inc.	936,200	44,329,070
Chubb Ltd.	748,139	126,240,975
The Travelers Companies, Inc.	868,370	129,317,660
		327,718,795

TOTAL FINANCIALS		1,762,077,716

HEALTH CARE - 18.8%
Biotechnology - 2.3%
Amgen, Inc.	517,198	124,924,005
Regeneron Pharmaceuticals, Inc. (a)	166,600	95,730,026
		220,654,031
Health Care Providers & Services - 10.1%
Anthem, Inc.	297,626	114,291,360
Centene Corp. (a)	2,892,403	198,447,770
Cigna Corp.	913,707	209,686,619
CVS Health Corp.	1,187,634	97,813,536
Humana, Inc.	260,422	110,903,313
UnitedHealth Group, Inc.	579,144	238,734,740
		969,877,338
Pharmaceuticals - 6.4%
AstraZeneca PLC sponsored ADR	2,192,054	125,473,171
Bristol-Myers Squibb Co.	3,359,248	227,992,162
Roche Holding AG (participation certificate)	401,509	155,107,821
Sanofi SA sponsored ADR	2,072,278	106,846,654
		615,419,808

TOTAL HEALTH CARE		1,805,951,177

INDUSTRIALS - 11.7%
Aerospace & Defense - 2.4%
L3Harris Technologies, Inc.	385,300	87,362,922
Northrop Grumman Corp.	388,300	140,960,666
		228,323,588
Air Freight & Logistics - 0.6%
Deutsche Post AG	837,600	56,765,198
Building Products - 1.4%
Johnson Controls International PLC	921,600	65,820,672
Owens Corning	141,000	13,558,560
Trane Technologies PLC	286,571	58,348,721
		137,727,953
Electrical Equipment - 0.7%
Regal Beloit Corp.	424,200	62,454,966
Industrial Conglomerates - 2.4%
3M Co.	607,500	120,248,550
Siemens AG	727,400	113,498,521
		233,747,071
Machinery - 4.2%
ITT, Inc.	796,900	78,024,479
Oshkosh Corp.	1,027,200	122,801,760
Otis Worldwide Corp.	803,700	71,971,335
Pentair PLC	1,030,717	75,932,921
Stanley Black & Decker, Inc.	299,400	58,996,770
		407,727,265

TOTAL INDUSTRIALS		1,126,746,041

INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 2.1%
Cisco Systems, Inc.	3,669,775	203,195,442
Electronic Equipment & Components - 1.4%
TE Connectivity Ltd.	912,238	134,527,738
IT Services - 2.3%
Amdocs Ltd.	845,478	65,194,809
Capgemini SA	269,500	58,264,300
Cognizant Technology Solutions Corp. Class A	1,308,479	96,212,461
		219,671,570
Semiconductors & Semiconductor Equipment - 0.6%
NXP Semiconductors NV	291,200	60,100,768
Software - 0.6%
NortonLifeLock, Inc.	2,103,328	52,204,601

TOTAL INFORMATION TECHNOLOGY		669,700,119

MATERIALS - 3.3%
Chemicals - 1.4%
DuPont de Nemours, Inc.	938,895	70,464,070
International Flavors & Fragrances, Inc.	407,060	61,319,518
		131,783,588
Metals & Mining - 1.9%
BHP Group Ltd. sponsored ADR	160,100	12,577,456
Lundin Mining Corp.	7,664,500	69,850,405
Newmont Corp.	1,594,029	100,136,902
		182,564,763

TOTAL MATERIALS		314,348,351

REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	411,400	116,343,920
Simon Property Group, Inc.	511,394	64,701,569
		181,045,489
Real Estate Management & Development - 2.3%
CBRE Group, Inc. (a)	2,292,772	221,160,787

TOTAL REAL ESTATE		402,206,276

UTILITIES - 8.4%
Electric Utilities - 7.0%
Duke Energy Corp.	982,400	103,260,064
Entergy Corp.	47,200	4,857,824
Evergy, Inc.	1,496,600	97,608,252
Exelon Corp.	2,503,606	117,168,761
PG&E Corp. (a)	8,164,300	71,764,197
Portland General Electric Co.	1,273,600	62,279,040
PPL Corp.	2,484,000	70,471,080
Southern Co.	2,271,476	145,079,172
		672,488,390
Multi-Utilities - 1.4%
Dominion Energy, Inc.	1,792,100	134,174,527

TOTAL UTILITIES		806,662,917

TOTAL COMMON STOCKS
(Cost $6,507,014,533)		9,128,103,698

Nonconvertible Preferred Stocks - 1.8%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dynagas LNG Partners LP 9.00%	188,872	4,804,923
INFORMATION TECHNOLOGY - 1.8%
Technology Hardware, Storage & Peripherals - 1.8%
Samsung Electronics Co. Ltd.	2,693,430	168,462,042
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $112,952,033)		173,266,965

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $39,369,027)	39,369,027	20,523,074

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.06% (f)	272,240,379	272,294,827
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	71,277	71,284
TOTAL MONEY MARKET FUNDS
(Cost $272,366,111)		272,366,111
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $6,931,701,704)		9,594,259,848
NET OTHER ASSETS (LIABILITIES) - 0.1%		9,945,801
NET ASSETS - 100%		$9,604,205,649

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,523,074 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 10/30/18	$39,369,027

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$35,067
Fidelity Securities Lending Cash Central Fund	117,276
Total	$152,343

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$135,461,575	$1,394,491,053	$1,257,658,215	$414	$--	$272,294,827	0.4%
Fidelity Securities Lending Cash Central Fund 0.06%	15,411,395	453,074,296	468,414,407	--	--	71,284	0.0%
Total	$150,872,970	$1,847,565,349	$1,726,072,622	$414	$--	$272,366,111

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,004,493,269	$949,318,860	$55,174,409	$--
Consumer Discretionary	419,553,198	419,553,198	--	--
Consumer Staples	691,682,836	622,435,348	69,247,488	--
Energy	129,486,721	129,486,721	--	--
Financials	1,762,077,716	1,762,077,716	--	--
Health Care	1,805,951,177	1,650,843,356	155,107,821	--
Industrials	1,126,746,041	956,482,322	170,263,719	--
Information Technology	838,162,161	838,162,161	--	--
Materials	314,348,351	314,348,351	--	--
Real Estate	402,206,276	402,206,276	--	--
Utilities	806,662,917	806,662,917	--	--
Other	20,523,074	--	--	20,523,074
Money Market Funds	272,366,111	272,366,111	--	--
Total Investments in Securities:	$9,594,259,848	$9,123,943,337	$449,793,437	$20,523,074

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.3%
Switzerland	4.3%
United Kingdom	2.4%
Ireland	2.1%
Canada	1.8%
Germany	1.8%
Korea (South)	1.8%
France	1.7%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Value Discovery Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $65,512) — See accompanying schedule: Unaffiliated issuers (cost $6,659,335,593)	$9,321,893,737
Fidelity Central Funds (cost $272,366,111)	272,366,111
Total Investment in Securities (cost $6,931,701,704)		$9,594,259,848
Restricted cash		327,300
Receivable for investments sold		122,400,206
Receivable for fund shares sold		42,545
Dividends receivable		11,610,418
Distributions receivable from Fidelity Central Funds		19,976
Other receivables		414
Total assets		9,728,660,707
Liabilities
Payable for fund shares redeemed	$124,292,073
Other payables and accrued expenses	91,335
Collateral on securities loaned	71,650
Total liabilities		124,455,058
Net Assets		$9,604,205,649
Net Assets consist of:
Paid in capital		$6,516,647,271
Total accumulated earnings (loss)		3,087,558,378
Net Assets		$9,604,205,649
Net Asset Value, offering price and redemption price per share ($9,604,205,649 ÷ 565,357,450 shares)		$16.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2021 (Unaudited)
Investment Income
Dividends		$93,503,032
Income from Fidelity Central Funds (including $117,276 from security lending)		152,343
Total income		93,655,375
Expenses
Custodian fees and expenses	$115,621
Independent trustees' fees and expenses	18,295
Interest	1,958
Total expenses before reductions	135,874
Expense reductions	(9)
Total expenses after reductions		135,865
Net investment income (loss)		93,519,510
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	587,132,225
Fidelity Central Funds	414
Foreign currency transactions	44,549
Total net realized gain (loss)		587,177,188
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	968,481,613
Assets and liabilities in foreign currencies	15,183
Total change in net unrealized appreciation (depreciation)		968,496,796
Net gain (loss)		1,555,673,984
Net increase (decrease) in net assets resulting from operations		$1,649,193,494

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2021 (Unaudited)	Year ended January 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$93,519,510	$193,222,691
Net realized gain (loss)	587,177,188	(239,998,622)
Change in net unrealized appreciation (depreciation)	968,496,796	1,119,378,150
Net increase (decrease) in net assets resulting from operations	1,649,193,494	1,072,602,219
Distributions to shareholders	(9,334,445)	(259,945,106)
Share transactions
Proceeds from sales of shares	629,837,468	1,507,960,345
Reinvestment of distributions	9,334,445	259,945,106
Cost of shares redeemed	(1,646,535,371)	(1,165,843,350)
Net increase (decrease) in net assets resulting from share transactions	(1,007,363,458)	602,062,101
Total increase (decrease) in net assets	632,495,591	1,414,719,214
Net Assets
Beginning of period	8,971,710,058	7,556,990,844
End of period	$9,604,205,649	$8,971,710,058
Other Information
Shares
Sold	38,755,578	121,271,306
Issued in reinvestment of distributions	609,696	19,586,697
Redeemed	(101,661,683)	(93,992,823)
Net increase (decrease)	(62,296,409)	46,865,180

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Value Discovery Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.29	$13.01	$12.19	$13.89	$13.03	$10.83
Income from Investment Operations
Net investment income (loss)A	.16	.32B	.32	.32	.31	.27
Net realized and unrealized gain (loss)	2.56	1.39	1.03	(1.20)	1.58	2.44
Total from investment operations	2.72	1.71	1.35	(.88)	1.89	2.71
Distributions from net investment income	(.02)	(.30)	(.34)	(.30)	(.25)C	(.26)
Distributions from net realized gain	–	(.13)	(.19)	(.52)	(.78)C	(.25)
Total distributions	(.02)	(.43)	(.53)	(.82)	(1.03)	(.51)
Net asset value, end of period	$16.99	$14.29	$13.01	$12.19	$13.89	$13.03
Total ReturnD,E	19.01%	13.45%	10.95%	(6.12)%	15.05%	25.40%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	- %I	.27%	.62%
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %I	.27%	.62%
Expenses net of all reductions	- %H,I	- %I	- %I	- %I	.26%	.62%
Net investment income (loss)	1.94%H	2.54%B	2.49%	2.47%	2.29%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$9,604,206	$8,971,710	$7,556,991	$7,742,285	$7,430,718	$5,063,707
Portfolio turnover rateJ	33%H	75%	47%K	40%L	74%K	42%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.25%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2021

1. Organization.

Fidelity Series All-Sector Equity Fund, Fidelity Series Stock Selector Large Cap Value Fund and Fidelity Series Value Discovery Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Ranged from less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2021 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Series All-Sector Equity Fund	$2,199,694,129	$1,804,685,400	$(30,084,189)	$1,774,601,211
Fidelity Series Stock Selector Large Cap Value Fund	8,693,278,082	2,917,999,341	(95,009,230)	2,822,990,111
Fidelity Series Value Discovery Fund	6,941,893,883	2,770,565,288	(118,199,323)	2,652,365,965

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Series Stock Selector Large Cap Value Fund	(96,982,484)	(26,954,853)	(123,937,337)
Fidelity Series Value Discovery Fund	(18,792,169)	(216,321,427)	(235,113,596)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Series Value Discovery Fund	20,850,374.22

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series All-Sector Equity Fund	567,004,682	1,053,372,457
Fidelity Series Stock Selector Large Cap Value Fund	5,386,083,937	6,769,827,933
Fidelity Series Value Discovery Fund	1,511,323,728	2,591,309,590

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series All-Sector Equity Fund	$12,558
Fidelity Series Stock Selector Large Cap Value Fund	92,950
Fidelity Series Value Discovery Fund	25,566

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Stock Selector Large Cap Value Fund	Borrower	$211,111,500.29%		$3,401
Fidelity Series Value Discovery Fund	Borrower	$81,395,333.29%		$1,958

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series All-Sector Equity Fund	42,979,188	63,576,470
Fidelity Series Stock Selector Large Cap Value Fund	267,093,553	573,015,092
Fidelity Series Value Discovery Fund	88,857,870	280,752,259

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series All-Sector Equity Fund	$1,541	$–	$–
Fidelity Series Stock Selector Large Cap Value Fund	$600	$–	$–
Fidelity Series Value Discovery Fund	$12,686	$–	$–

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Series Value Discovery Fund	9

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 to July 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2021	Ending Account Value July 31, 2021	Expenses Paid During Period-B February 1, 2021 to July 31, 2021
Fidelity Series All-Sector Equity Fund	- %-C
Actual		$1,000.00	$1,190.80	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Fidelity Series Stock Selector Large Cap Value Fund	- %-C
Actual		$1,000.00	$1,208.50	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Fidelity Series Value Discovery Fund	- %-C
Actual		$1,000.00	$1,190.10	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series All-Sector Equity Fund
Fidelity Series Value Discovery Fund
Fidelity Series Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contracts was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed each fund's absolute investment performance, as well as each fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew each fund's Advisory Contracts, as the funds are not publicly offered as a stand-alone investment product. In this regard, the Board noted that each fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans. The Board noted that there were portfolio management changes for the Fidelity Series All-Sector Equity Fund in March 2019, November 2019, and. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management change.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse each fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through May 31, 2024.

Based on its review, the Board considered that each fund does not pay a management fee and concluded that the total expense ratio of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions.

Economies of Scale.  The Board concluded that because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew each fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EDT-LDT-SANN-0921
1.956974.108

Fidelity® Stock Selector Large Cap Value Fund

Semi-Annual Report

July 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021

% of fund's net assets
Capital One Financial Corp.	2.9
UnitedHealth Group, Inc.	2.4
Wells Fargo & Co.	2.3
Johnson & Johnson	2.1
Cisco Systems, Inc.	2.1
Procter & Gamble Co.	2.1
Bank of America Corp.	2.1
Thermo Fisher Scientific, Inc.	2.0
The Walt Disney Co.	1.9
Verizon Communications, Inc.	1.6
21.5

Top Five Market Sectors as of July 31, 2021

% of fund's net assets
Financials	20.3
Health Care	16.6
Industrials	11.8
Information Technology	10.1
Communication Services	8.4

Asset Allocation (% of fund's net assets)

As of July 31, 2021*
Stocks	98.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments - 8.6%

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	147,891	$4,148,343
Liberty Global PLC Class C (a)	82,156	2,206,710
Verizon Communications, Inc.	160,693	8,963,456
		15,318,509
Entertainment - 2.0%
Cinemark Holdings, Inc. (a)(b)	44,400	689,532
The Walt Disney Co. (a)	57,954	10,201,063
		10,890,595
Interactive Media & Services - 1.8%
Alphabet, Inc. Class A (a)	2,825	7,612,047
Facebook, Inc. Class A (a)	5,318	1,894,803
		9,506,850
Media - 1.8%
Cogeco Communications, Inc.	12,500	1,183,572
Comcast Corp. Class A	44,136	2,596,521
Interpublic Group of Companies, Inc.	73,410	2,595,778
Omnicom Group, Inc.	43,426	3,162,281
		9,538,152

TOTAL COMMUNICATION SERVICES		45,254,106

CONSUMER DISCRETIONARY - 5.7%
Auto Components - 0.9%
Aptiv PLC (a)	28,110	4,690,154
Hotels, Restaurants & Leisure - 1.3%
Las Vegas Sands Corp. (a)	70,850	3,000,498
Marriott International, Inc. Class A (a)	28,850	4,211,523
		7,212,021
Household Durables - 0.6%
Lennar Corp. Class A	32,060	3,371,109
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	29,470	2,940,811
Specialty Retail - 2.3%
Best Buy Co., Inc.	38,490	4,324,352
Burlington Stores, Inc. (a)	12,011	4,021,283
Ulta Beauty, Inc. (a)	11,050	3,710,590
		12,056,225

TOTAL CONSUMER DISCRETIONARY		30,270,320

CONSUMER STAPLES - 7.1%
Beverages - 1.5%
Diageo PLC	13,471	667,977
Keurig Dr. Pepper, Inc.	50,775	1,787,788
Monster Beverage Corp. (a)	11,831	1,115,900
PepsiCo, Inc.	4,982	781,925
The Coca-Cola Co.	66,166	3,773,447
		8,127,037
Food & Staples Retailing - 1.0%
U.S. Foods Holding Corp. (a)	5,200	178,568
Walmart, Inc.	34,587	4,930,377
		5,108,945
Food Products - 1.1%
Darling Ingredients, Inc. (a)	14,358	991,707
McCormick & Co., Inc. (non-vtg.)	2,800	235,676
Mondelez International, Inc.	64,049	4,051,740
Post Holdings, Inc. (a)	1,500	153,510
TreeHouse Foods, Inc. (a)	12,145	539,238
		5,971,871
Household Products - 2.4%
Kimberly-Clark Corp.	12,844	1,743,188
Procter & Gamble Co.	79,428	11,297,044
		13,040,232
Tobacco - 1.1%
Altria Group, Inc.	90,436	4,344,545
Philip Morris International, Inc.	15,100	1,511,359
		5,855,904

TOTAL CONSUMER STAPLES		38,103,989

ENERGY - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Canadian Natural Resources Ltd.	67,100	2,214,257
Cenovus Energy, Inc. (Canada)	418,300	3,490,304
Cheniere Energy, Inc. (a)	46,600	3,957,738
Exxon Mobil Corp.	151,600	8,727,612
Hess Corp.	46,600	3,562,104
Royal Dutch Shell PLC Class A (United Kingdom)	117,038	2,352,574
		24,304,589
FINANCIALS - 20.3%
Banks - 7.8%
Bank of America Corp.	289,072	11,088,802
Citigroup, Inc.	33,573	2,270,206
Citizens Financial Group, Inc.	36,335	1,531,884
Comerica, Inc.	17,520	1,202,923
First Horizon National Corp.	89,020	1,375,359
JPMorgan Chase & Co.	48,239	7,321,715
PNC Financial Services Group, Inc.	19,237	3,509,021
Societe Generale Series A	54,709	1,602,193
Wells Fargo & Co.	265,148	12,180,899
		42,083,002
Capital Markets - 4.4%
Bank of New York Mellon Corp.	165,723	8,506,562
BlackRock, Inc. Class A	7,323	6,350,286
Cboe Global Markets, Inc.	9,027	1,069,429
Morgan Stanley	68,466	6,571,367
Virtu Financial, Inc. Class A	39,300	1,011,582
		23,509,226
Consumer Finance - 4.1%
American Express Co.	38,866	6,627,819
Capital One Financial Corp.	95,987	15,521,093
		22,148,912
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc. Class B (a)	23,828	6,631,094
Voya Financial, Inc.	44,724	2,880,226
		9,511,320
Insurance - 2.2%
American International Group, Inc.	61,882	2,930,113
Hartford Financial Services Group, Inc.	58,885	3,746,264
The Travelers Companies, Inc.	35,155	5,235,283
		11,911,660

TOTAL FINANCIALS		109,164,120

HEALTH CARE - 16.6%
Biotechnology - 0.2%
Biogen, Inc. (a)	3,100	1,012,863
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	32,200	3,895,556
Boston Scientific Corp. (a)	83,100	3,789,360
Danaher Corp.	20,400	6,068,796
Teleflex, Inc.	10,200	4,053,786
		17,807,498
Health Care Providers & Services - 5.4%
Cardinal Health, Inc.	55,400	3,289,652
Centene Corp. (a)	40,400	2,771,844
CVS Health Corp.	27,134	2,234,756
Humana, Inc.	10,300	4,386,358
McKesson Corp.	17,600	3,587,408
UnitedHealth Group, Inc.	30,700	12,655,154
		28,925,172
Life Sciences Tools & Services - 3.8%
Bio-Rad Laboratories, Inc. Class A (a)	7,100	5,250,521
IQVIA Holdings, Inc. (a)	17,000	4,210,900
Thermo Fisher Scientific, Inc.	20,200	10,908,202
		20,369,623
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	75,900	5,151,333
Johnson & Johnson	66,785	11,500,377
Merck & Co., Inc.	59,500	4,573,765
		21,225,475

TOTAL HEALTH CARE		89,340,631

INDUSTRIALS - 11.8%
Aerospace & Defense - 4.5%
General Dynamics Corp.	20,768	4,071,151
Lockheed Martin Corp.	3,200	1,189,344
Northrop Grumman Corp.	12,890	4,679,328
Raytheon Technologies Corp.	78,105	6,791,230
The Boeing Co. (a)	32,614	7,386,419
		24,117,472
Air Freight & Logistics - 0.7%
FedEx Corp.	13,722	3,841,474
Construction & Engineering - 0.7%
AECOM (a)	61,888	3,896,468
Electrical Equipment - 1.0%
Sensata Technologies, Inc. PLC (a)	95,480	5,597,038
Industrial Conglomerates - 1.4%
General Electric Co.	523,219	6,775,686
Honeywell International, Inc.	3,049	712,826
		7,488,512
Machinery - 0.8%
Caterpillar, Inc.	19,846	4,103,161
Marine - 0.4%
Kirby Corp. (a)	35,983	2,083,776
Professional Services - 1.5%
Nielsen Holdings PLC	341,036	8,079,143
Road & Rail - 0.4%
Norfolk Southern Corp.	8,645	2,228,940
Trading Companies & Distributors - 0.4%
Univar, Inc. (a)	82,062	2,013,801

TOTAL INDUSTRIALS		63,449,785

INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 3.1%
Cisco Systems, Inc.	206,138	11,413,861
F5 Networks, Inc. (a)	25,292	5,223,051
		16,636,912
Electronic Equipment & Components - 0.5%
Vontier Corp.	76,691	2,480,954
IT Services - 4.2%
Amdocs Ltd.	101,760	7,846,714
Fiserv, Inc. (a)	51,355	5,911,474
GoDaddy, Inc. (a)	43,697	3,663,993
IBM Corp.	36,912	5,203,116
		22,625,297
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.	72,242	3,880,840
Software - 1.3%
Check Point Software Technologies Ltd. (a)	28,576	3,632,010
NortonLifeLock, Inc.	35,976	892,924
SS&C Technologies Holdings, Inc.	35,366	2,772,341
		7,297,275
Technology Hardware, Storage & Peripherals - 0.3%
NCR Corp. (a)	31,841	1,413,740

TOTAL INFORMATION TECHNOLOGY		54,335,018

MATERIALS - 3.3%
Chemicals - 1.4%
Huntsman Corp.	74,851	1,976,815
Olin Corp.	83,508	3,927,381
The Chemours Co. LLC	50,857	1,690,995
		7,595,191
Construction Materials - 0.4%
Eagle Materials, Inc.	13,255	1,873,197
Containers & Packaging - 0.4%
O-I Glass, Inc. (a)	156,100	2,308,719
Metals & Mining - 1.1%
Freeport-McMoRan, Inc.	74,684	2,845,460
Newmont Corp.	51,404	3,229,199
		6,074,659

TOTAL MATERIALS		17,851,766

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.2%
Digital Realty Trust, Inc.	13,800	2,127,408
Douglas Emmett, Inc.	57,800	1,930,520
Equity Lifestyle Properties, Inc.	25,100	2,103,380
Invitation Homes, Inc.	90,100	3,665,268
Mid-America Apartment Communities, Inc.	26,800	5,175,080
Prologis (REIT), Inc.	36,800	4,711,872
Welltower, Inc.	32,100	2,788,206
		22,501,734
Real Estate Management & Development - 0.6%
Cushman & Wakefield PLC (a)	172,200	3,214,974

TOTAL REAL ESTATE		25,716,708

UTILITIES - 4.8%
Electric Utilities - 2.8%
Edison International	57,298	3,122,741
Exelon Corp.	77,086	3,607,625
FirstEnergy Corp.	63,513	2,433,818
PG&E Corp. (a)	280,471	2,465,340
Southern Co.	53,390	3,410,019
		15,039,543
Independent Power and Renewable Electricity Producers - 0.8%
The AES Corp.	111,135	2,633,900
Vistra Corp.	100,673	1,927,888
		4,561,788
Multi-Utilities - 1.2%
CenterPoint Energy, Inc.	107,024	2,724,831
Sempra Energy	27,070	3,536,696
		6,261,527

TOTAL UTILITIES		25,862,858

TOTAL COMMON STOCKS
(Cost $409,765,238)		523,653,890

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.06% (c)	10,414,690	10,416,773
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	484,202	484,250
TOTAL MONEY MARKET FUNDS
(Cost $10,900,946)		10,901,023

Equity Funds - 1.0%
Domestic Equity Funds - 1.0%
iShares Russell 1000 Value Index ETF
(Cost $5,253,411)	32,700	5,231,019
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $425,919,595)		539,785,932
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,105,348)
NET ASSETS - 100%		$537,680,584

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,902
Fidelity Securities Lending Cash Central Fund	125
Total	$3,027

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$11,657,805	$113,116,379	$114,357,428	$17	$--	$10,416,773	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	548,625	13,988,244	14,052,619	--	--	484,250	0.0%
Total	$12,206,430	$127,104,623	$128,410,047	$17	$--	$10,901,023

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$45,254,106	$45,254,106	$--	$--
Consumer Discretionary	30,270,320	30,270,320	--	--
Consumer Staples	38,103,989	37,436,012	667,977	--
Energy	24,304,589	21,952,015	2,352,574	--
Financials	109,164,120	107,561,927	1,602,193	--
Health Care	89,340,631	89,340,631	--	--
Industrials	63,449,785	63,449,785	--	--
Information Technology	54,335,018	54,335,018	--	--
Materials	17,851,766	17,851,766	--	--
Real Estate	25,716,708	25,716,708	--	--
Utilities	25,862,858	25,862,858	--	--
Money Market Funds	10,901,023	10,901,023	--	--
Equity Funds	5,231,019	5,231,019	--	--
Total Investments in Securities:	$539,785,932	$535,163,188	$4,622,744	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $462,794) — See accompanying schedule: Unaffiliated issuers (cost $415,018,649)	$528,884,909
Fidelity Central Funds (cost $10,900,946)	10,901,023
Total Investment in Securities (cost $425,919,595)		$539,785,932
Receivable for investments sold		6,830,073
Receivable for fund shares sold		167,364
Dividends receivable		662,129
Distributions receivable from Fidelity Central Funds		545
Prepaid expenses		381
Other receivables		15,358
Total assets		547,461,782
Liabilities
Payable to custodian bank	$1,503,540
Payable for investments purchased	7,292,186
Payable for fund shares redeemed	122,909
Accrued management fee	239,353
Distribution and service plan fees payable	16,984
Other affiliated payables	86,739
Other payables and accrued expenses	35,237
Collateral on securities loaned	484,250
Total liabilities		9,781,198
Net Assets		$537,680,584
Net Assets consist of:
Paid in capital		$417,160,122
Total accumulated earnings (loss)		120,520,462
Net Assets		$537,680,584
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($31,463,464 ÷ 1,216,803 shares)(a)		$25.86
Maximum offering price per share (100/94.25 of $25.86)		$27.44
Class M:
Net Asset Value and redemption price per share ($11,332,932 ÷ 439,834 shares)(a)		$25.77
Maximum offering price per share (100/96.50 of $25.77)		$26.70
Class C:
Net Asset Value and offering price per share ($7,016,664 ÷ 279,502 shares)(a)		$25.10
Stock Selector Large Cap Value:
Net Asset Value, offering price and redemption price per share ($456,330,239 ÷ 17,453,249 shares)		$26.15
Class I:
Net Asset Value, offering price and redemption price per share ($15,171,968 ÷ 577,929 shares)		$26.25
Class Z:
Net Asset Value, offering price and redemption price per share ($16,365,317 ÷ 629,887 shares)		$25.98

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2021 (Unaudited)
Investment Income
Dividends		$4,680,333
Income from Fidelity Central Funds (including $125 from security lending)		3,027
Total income		4,683,360
Expenses
Management fee
Basic fee	$1,354,323
Performance adjustment	4,986
Transfer agent fees	398,412
Distribution and service plan fees	98,607
Accounting fees	98,917
Custodian fees and expenses	13,777
Independent trustees' fees and expenses	953
Registration fees	52,446
Audit	25,553
Legal	1,440
Miscellaneous	989
Total expenses before reductions	2,050,403
Expense reductions	(27,871)
Total expenses after reductions		2,022,532
Net investment income (loss)		2,660,828
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,017,275
Fidelity Central Funds	17
Foreign currency transactions	(1,976)
Total net realized gain (loss)		37,015,316
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	49,864,159
Assets and liabilities in foreign currencies	(422)
Total change in net unrealized appreciation (depreciation)		49,863,737
Net gain (loss)		86,879,053
Net increase (decrease) in net assets resulting from operations		$89,539,881

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2021 (Unaudited)	Year ended January 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,660,828	$8,020,829
Net realized gain (loss)	37,015,316	(27,852,844)
Change in net unrealized appreciation (depreciation)	49,863,737	35,340,040
Net increase (decrease) in net assets resulting from operations	89,539,881	15,508,025
Distributions to shareholders	–	(10,445,347)
Share transactions - net increase (decrease)	5,727,936	(61,933,907)
Total increase (decrease) in net assets	95,267,817	(56,871,229)
Net Assets
Beginning of period	442,412,767	499,283,996
End of period	$537,680,584	$442,412,767

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Stock Selector Large Cap Value Fund Class A

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.53	$20.92	$18.80	$21.26	$18.63	$15.37
Income from Investment Operations
Net investment income (loss)A	.10	.32B	.29	.26	.25C	.19
Net realized and unrealized gain (loss)	4.23	.71	2.14	(1.45)	2.54	3.27
Total from investment operations	4.33	1.03	2.43	(1.19)	2.79	3.46
Distributions from net investment income	–	(.42)	(.31)	(.24)	(.16)	(.20)
Distributions from net realized gain	–	–	–	(1.03)	–	–
Total distributions	–	(.42)	(.31)	(1.27)	(.16)	(.20)
Net asset value, end of period	$25.86	$21.53	$20.92	$18.80	$21.26	$18.63
Total ReturnD,E,F	20.11%	5.03%	12.92%	(5.46)%	15.02%	22.48%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.05%I	.94%	.93%	.96%	1.02%	1.05%
Expenses net of fee waivers, if any	1.05%I	.94%	.93%	.96%	1.02%	1.05%
Expenses net of all reductions	1.04%I	.93%	.93%	.95%	1.01%	1.05%
Net investment income (loss)	.77%I	1.67%B	1.45%	1.28%	1.27%C	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$31,463	$22,580	$25,576	$25,204	$27,297	$31,054
Portfolio turnover rateJ	89%I	104%	68%K	92%	90%	51%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.32%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .90%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Large Cap Value Fund Class M

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.48	$20.88	$18.77	$21.24	$18.61	$15.36
Income from Investment Operations
Net investment income (loss)A	.06	.26B	.23	.19	.19C	.13
Net realized and unrealized gain (loss)	4.23	.70	2.13	(1.44)	2.54	3.26
Total from investment operations	4.29	.96	2.36	(1.25)	2.73	3.39
Distributions from net investment income	–	(.36)	(.25)	(.18)	(.10)	(.14)
Distributions from net realized gain	–	–	–	(1.03)	–	–
Total distributions	–	(.36)	(.25)	(1.22)D	(.10)	(.14)
Net asset value, end of period	$25.77	$21.48	$20.88	$18.77	$21.24	$18.61
Total ReturnE,F,G	19.97%	4.70%	12.59%	(5.78)%	14.70%	22.04%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.32%J	1.23%	1.24%	1.28%	1.34%	1.39%
Expenses net of fee waivers, if any	1.32%J	1.23%	1.23%	1.28%	1.34%	1.39%
Expenses net of all reductions	1.31%J	1.22%	1.23%	1.27%	1.33%	1.39%
Net investment income (loss)	.50%J	1.38%B	1.15%	.96%	.95%C	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$11,333	$9,526	$10,385	$9,542	$10,615	$10,704
Portfolio turnover rateK	89%J	104%	68%L	92%	90%	51%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.03%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .58%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Large Cap Value Fund Class C

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$20.99	$20.40	$18.37	$20.81	$18.25	$15.09
Income from Investment Operations
Net investment income (loss)A	(.01)	.16B	.12	.09	.08C	.05
Net realized and unrealized gain (loss)	4.12	.68	2.08	(1.42)	2.49	3.18
Total from investment operations	4.11	.84	2.20	(1.33)	2.57	3.23
Distributions from net investment income	–	(.25)	(.17)	(.08)	(.01)	(.07)
Distributions from net realized gain	–	–	–	(1.03)	–	–
Total distributions	–	(.25)	(.17)	(1.11)	(.01)	(.07)
Net asset value, end of period	$25.10	$20.99	$20.40	$18.37	$20.81	$18.25
Total ReturnD,E,F	19.58%	4.19%	11.96%	(6.26)%	14.07%	21.43%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.88%I	1.76%	1.78%	1.80%	1.86%	1.88%
Expenses net of fee waivers, if any	1.88%I	1.76%	1.77%	1.80%	1.85%	1.88%
Expenses net of all reductions	1.87%I	1.75%	1.77%	1.79%	1.85%	1.87%
Net investment income (loss)	(.05)%I	.86%B	.61%	.44%	.43%C	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$7,017	$6,723	$8,813	$9,813	$10,703	$10,802
Portfolio turnover rateJ	89%I	104%	68%K	92%	90%	51%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .51%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .06%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Large Cap Value Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.73	$21.11	$18.94	$21.41	$18.76	$15.47
Income from Investment Operations
Net investment income (loss)A	.13	.38B	.35	.32	.31C	.24
Net realized and unrealized gain (loss)	4.29	.72	2.16	(1.46)	2.57	3.29
Total from investment operations	4.42	1.10	2.51	(1.14)	2.88	3.53
Distributions from net investment income	–	(.48)	(.34)	(.29)	(.23)	(.24)
Distributions from net realized gain	–	–	–	(1.03)	–	–
Total distributions	–	(.48)	(.34)	(1.33)D	(.23)	(.24)
Net asset value, end of period	$26.15	$21.73	$21.11	$18.94	$21.41	$18.76
Total ReturnE,F	20.34%	5.31%	13.24%	(5.20)%	15.39%	22.82%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.64%	.64%	.67%	.73%	.77%
Expenses net of fee waivers, if any	.75%I	.64%	.64%	.67%	.73%	.77%
Expenses net of all reductions	.74%I	.63%	.64%	.66%	.72%	.76%
Net investment income (loss)	1.07%I	1.97%B	1.74%	1.57%	1.56%C	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$456,330	$373,322	$432,154	$806,342	$989,001	$703,722
Portfolio turnover rateJ	89%I	104%	68%K	92%	90%	51%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.62%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.19%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Large Cap Value Fund Class I

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.82	$21.22	$18.82	$21.28	$18.66	$15.40
Income from Investment Operations
Net investment income (loss)A	.14	.38B	.34	.31	.30C	.23
Net realized and unrealized gain (loss)	4.29	.72	2.14	(1.45)	2.55	3.27
Total from investment operations	4.43	1.10	2.48	(1.14)	2.85	3.50
Distributions from net investment income	–	(.50)	(.08)	(.29)	(.23)	(.24)
Distributions from net realized gain	–	–	–	(1.03)	–	–
Total distributions	–	(.50)	(.08)	(1.32)	(.23)	(.24)
Net asset value, end of period	$26.25	$21.82	$21.22	$18.82	$21.28	$18.66
Total ReturnD,E	20.30%	5.31%	13.20%	(5.20)%	15.33%	22.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.74%H	.67%	.67%	.69%	.76%	.84%
Expenses net of fee waivers, if any	.74%H	.67%	.66%	.69%	.76%	.84%
Expenses net of all reductions	.73%H	.66%	.66%	.68%	.75%	.84%
Net investment income (loss)	1.09%H	1.94%B	1.72%	1.55%	1.53%C	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$15,172	$9,420	$9,450	$98,119	$118,319	$11,273
Portfolio turnover rateI	89%H	104%	68%J	92%	90%	51%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.59%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.16%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Large Cap Value Fund Class Z

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$21.58	$20.97	$18.84	$21.30	$18.64
Income from Investment Operations
Net investment income (loss)B	.15	.41C	.38	.34	.34D
Net realized and unrealized gain (loss)	4.25	.71	2.14	(1.45)	2.57
Total from investment operations	4.40	1.12	2.52	(1.11)	2.91
Distributions from net investment income	–	(.51)	(.39)	(.32)	(.25)
Distributions from net realized gain	–	–	–	(1.03)	–
Total distributions	–	(.51)	(.39)	(1.35)	(.25)
Net asset value, end of period	$25.98	$21.58	$20.97	$18.84	$21.30
Total ReturnE,F	20.39%	5.43%	13.38%	(5.04)%	15.65%
Ratios to Average Net AssetsG,H
Expenses before reductions	.64%I	.52%	.52%	.55%	.60%
Expenses net of fee waivers, if any	.64%I	.52%	.52%	.55%	.60%
Expenses net of all reductions	.63%I	.51%	.51%	.54%	.59%
Net investment income (loss)	1.18%I	2.10%C	1.86%	1.70%	1.68%D
Supplemental Data
Net assets, end of period (000 omitted)	$16,365	$20,841	$12,905	$858	$888
Portfolio turnover rateJ	89%I	104%	68%K	92%	90%

 A For the period February 1, 2017 (commencement of sale of shares) to January 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.75%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.31%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2021

1. Organization.

Fidelity Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector Large Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Ranged from less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$118,026,428
Gross unrealized depreciation	(7,444,770)
Net unrealized appreciation (depreciation)	$110,581,658
Tax cost	$429,204,274

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(5,680,937)
Long-term	(23,143,568)
Total capital loss carryforward	$(28,824,505)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Stock Selector Large Cap Value Fund	233,059,534	221,891,723

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Large Cap Value as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .53% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$34,104	$872
Class M	.25%	.25%	27,256	377
Class C	.75%	.25%	37,247	5,707
			$98,607	$6,956

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6,664
Class M	937
Class C(a)	697
$8,298

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$27,712.20
Class M	11,984.22
Class C	10,368.28
Stock Selector Large Cap Value	333,855.15
Class I	10,697.14
Class Z	3,796.04
	$398,412

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Stock Selector Large Cap Value Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Stock Selector Large Cap Value Fund	$3,468

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Stock Selector Large Cap Value Fund	26,513,177	29,879,448

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Stock Selector Large Cap Value Fund	$455

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Stock Selector Large Cap Value Fund	$12	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $23,895 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,976.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2021	Year ended January 31, 2021
Fidelity Stock Selector Large Cap Value Fund
Distributions to shareholders
Class A	$–	$486,919
Class M	–	166,759
Class C	–	89,164
Stock Selector Large Cap Value	–	8,684,384
Class I	–	353,431
Class Z	–	664,690
Total	$–	$10,445,347

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2021	Year ended January 31, 2021	Six months ended July 31, 2021	Year ended January 31, 2021
Fidelity Stock Selector Large Cap Value Fund
Class A
Shares sold	281,756	232,147	$7,136,989	$4,461,724
Reinvestment of distributions	–	20,946	–	429,721
Shares redeemed	(113,916)	(426,592)	(2,809,098)	(8,148,341)
Net increase (decrease)	167,840	(173,499)	$4,327,891	$(3,256,896)
Class M
Shares sold	21,702	42,288	$531,732	$792,314
Reinvestment of distributions	–	8,161	–	166,631
Shares redeemed	(25,389)	(104,335)	(614,722)	(1,906,589)
Net increase (decrease)	(3,687)	(53,886)	$(82,990)	$(947,644)
Class C
Shares sold	62,700	49,121	$1,543,665	$906,243
Reinvestment of distributions	–	4,543	–	89,038
Shares redeemed	(103,575)	(165,220)	(2,527,303)	(2,804,394)
Net increase (decrease)	(40,875)	(111,556)	$(983,638)	$(1,809,113)
Stock Selector Large Cap Value
Shares sold	1,762,431	1,689,962	$44,576,555	$32,116,561
Reinvestment of distributions	–	397,914	–	8,258,831
Shares redeemed	(1,486,505)	(5,381,493)	(37,351,664)	(102,662,962)
Net increase (decrease)	275,926	(3,293,617)	$7,224,891	$(62,287,570)
Class I
Shares sold	399,946	805,395	$9,604,864	$16,819,328
Reinvestment of distributions	–	9,970	–	211,831
Shares redeemed	(253,725)	(828,944)	(6,406,657)	(17,024,870)
Net increase (decrease)	146,221	(13,579)	$3,198,207	$6,289
Class Z
Shares sold	103,705	1,113,226	$2,598,802	$22,107,144
Reinvestment of distributions	–	26,137	–	549,160
Shares redeemed	(439,372)	(789,221)	(10,555,227)	(16,295,277)
Net increase (decrease)	(335,667)	350,142	$(7,956,425)	$6,361,027

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 to July 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2021	Ending Account Value July 31, 2021	Expenses Paid During Period-B February 1, 2021 to July 31, 2021
Fidelity Stock Selector Large Cap Value Fund
Class A	1.05%
Actual		$1,000.00	$1,201.10	$5.73
Hypothetical-C		$1,000.00	$1,019.59	$5.26
Class M	1.32%
Actual		$1,000.00	$1,199.70	$7.20
Hypothetical-C		$1,000.00	$1,018.25	$6.61
Class C	1.88%
Actual		$1,000.00	$1,195.80	$10.24
Hypothetical-C		$1,000.00	$1,015.47	$9.39
Stock Selector Large Cap Value	.75%
Actual		$1,000.00	$1,203.40	$4.10
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Class I	.74%
Actual		$1,000.00	$1,203.00	$4.04
Hypothetical-C		$1,000.00	$1,021.12	$3.71
Class Z	.64%
Actual		$1,000.00	$1,203.90	$3.50
Hypothetical-C		$1,000.00	$1,021.62	$3.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in April 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Stock Selector Large Cap Value Fund

The Board considered the fund's underperformance for different time periods ended September 30, 2020 (which periods are reflected in the charts above). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Stock Selector Large Cap Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of a representative class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the retail class ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

LCV-SANN-0921
1.900197.112

Fidelity® Mid Cap Value Fund

Semi-Annual Report

July 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021

% of fund's net assets
CBRE Group, Inc.	5.9
Reliance Steel & Aluminum Co.	5.1
Jones Lang LaSalle, Inc.	4.6
Synchrony Financial	4.4
Best Buy Co., Inc.	4.2
Williams-Sonoma, Inc.	3.6
Interpublic Group of Companies, Inc.	3.0
Amdocs Ltd.	2.7
MDU Resources Group, Inc.	2.7
NRG Energy, Inc.	2.3
38.5

Top Five Market Sectors as of July 31, 2021

% of fund's net assets
Industrials	18.2
Financials	15.0
Consumer Discretionary	12.3
Real Estate	12.2
Utilities	8.3

Asset Allocation (% of fund's net assets)

As of July 31, 2021*
Stocks	99.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 7.2%

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 4.4%
Entertainment - 1.0%
Electronic Arts, Inc.	105,200	$15,144,592
Media - 3.4%
DISH Network Corp. Class A (a)	76,700	3,212,963
Fox Corp. Class A	101,900	3,633,754
Interpublic Group of Companies, Inc.	1,273,469	45,029,864
		51,876,581

TOTAL COMMUNICATION SERVICES		67,021,173

CONSUMER DISCRETIONARY - 12.3%
Distributors - 0.5%
LKQ Corp. (a)	169,400	8,597,050
Household Durables - 2.6%
Garmin Ltd.	66,100	10,390,920
Lennar Corp. Class A	92,200	9,694,830
PulteGroup, Inc.	262,900	14,425,323
Whirlpool Corp.	20,500	4,541,570
		39,052,643
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	72,400	7,224,796
Specialty Retail - 8.7%
Best Buy Co., Inc.	560,912	63,018,463
Dick's Sporting Goods, Inc.	71,600	7,456,424
Lowe's Companies, Inc.	32,100	6,185,349
Williams-Sonoma, Inc.	364,839	55,346,076
		132,006,312

TOTAL CONSUMER DISCRETIONARY		186,880,801

CONSUMER STAPLES - 3.9%
Food & Staples Retailing - 0.6%
Kroger Co.	238,000	9,686,600
Food Products - 3.3%
Ingredion, Inc.	289,393	25,411,599
The J.M. Smucker Co.	188,184	24,672,804
		50,084,403

TOTAL CONSUMER STAPLES		59,771,003

ENERGY - 2.9%
Energy Equipment & Services - 2.0%
Baker Hughes Co. Class A	1,415,300	30,060,972
Oil, Gas & Consumable Fuels - 0.9%
Antero Midstream GP LP (b)	95,100	903,450
Black Stone Minerals LP	33,500	356,775
Kinder Morgan, Inc.	218,500	3,797,530
Sunoco Logistics Partners, LP	29,600	1,125,096
Targa Resources Corp.	89,000	3,747,790
Teekay LNG Partners LP	169,400	2,454,606
World Fuel Services Corp.	47,200	1,626,512
		14,011,759

TOTAL ENERGY		44,072,731

FINANCIALS - 15.0%
Banks - 2.9%
M&T Bank Corp.	247,800	33,168,030
Popular, Inc.	155,500	11,314,180
		44,482,210
Capital Markets - 2.0%
Federated Hermes, Inc.	240,200	7,792,088
State Street Corp.	263,600	22,970,104
		30,762,192
Consumer Finance - 4.4%
Synchrony Financial	1,420,546	66,794,073
Insurance - 5.7%
Allstate Corp.	116,400	15,137,820
American National Group, Inc.	4,200	692,916
Hartford Financial Services Group, Inc.	316,300	20,123,006
MetLife, Inc.	474,380	27,371,726
Old Republic International Corp.	957,700	23,616,882
		86,942,350

TOTAL FINANCIALS		228,980,825

HEALTH CARE - 7.1%
Biotechnology - 1.3%
Amgen, Inc.	33,668	8,132,169
Regeneron Pharmaceuticals, Inc. (a)	16,300	9,366,143
United Therapeutics Corp. (a)	13,600	2,474,248
		19,972,560
Health Care Equipment & Supplies - 0.6%
Hologic, Inc. (a)	130,200	9,770,208
Health Care Providers & Services - 2.8%
Cigna Corp.	40,400	9,271,396
Quest Diagnostics, Inc. (b)	57,600	8,167,680
Universal Health Services, Inc. Class B	151,621	24,321,525
		41,760,601
Pharmaceuticals - 2.4%
AstraZeneca PLC sponsored ADR	158,047	9,046,610
Jazz Pharmaceuticals PLC (a)	164,513	27,888,244
		36,934,854

TOTAL HEALTH CARE		108,438,223

INDUSTRIALS - 18.2%
Aerospace & Defense - 0.4%
Huntington Ingalls Industries, Inc.	30,800	6,318,004
Building Products - 1.1%
Fortune Brands Home & Security, Inc.	99,600	9,708,012
UFP Industries, Inc.	98,200	7,292,332
		17,000,344
Construction & Engineering - 1.5%
EMCOR Group, Inc.	189,100	23,034,271
Electrical Equipment - 4.0%
Acuity Brands, Inc.	178,851	31,366,888
Encore Wire Corp.	100,100	7,850,843
Hubbell, Inc. Class B	110,800	22,210,968
		61,428,699
Machinery - 6.0%
Allison Transmission Holdings, Inc.	596,300	23,798,333
Crane Co.	285,767	27,785,125
Dover Corp.	86,300	14,422,456
ITT, Inc.	136,500	13,364,715
Mueller Industries, Inc.	188,400	8,176,560
Timken Co.	43,000	3,418,500
		90,965,689
Professional Services - 3.2%
CACI International, Inc. Class A (a)	51,000	13,614,960
FTI Consulting, Inc. (a)	28,900	4,210,730
Manpower, Inc.	256,626	30,430,711
		48,256,401
Road & Rail - 1.1%
Knight-Swift Transportation Holdings, Inc. Class A	219,000	10,882,110
Ryder System, Inc.	48,800	3,716,120
Werner Enterprises, Inc.	47,000	2,148,370
		16,746,600
Trading Companies & Distributors - 0.9%
Boise Cascade Co.	19,700	1,007,655
MSC Industrial Direct Co., Inc. Class A	135,300	12,064,701
		13,072,356

TOTAL INDUSTRIALS		276,822,364

INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 0.3%
Juniper Networks, Inc.	173,300	4,876,662
Electronic Equipment & Components - 2.3%
Avnet, Inc.	173,400	7,164,888
CDW Corp.	23,600	4,327,060
Sanmina Corp. (a)	131,000	5,033,020
SYNNEX Corp.	152,300	18,205,942
		34,730,910
IT Services - 3.3%
Accenture PLC Class A	22,600	7,179,568
Amdocs Ltd.	539,097	41,569,770
Sykes Enterprises, Inc. (a)	31,900	1,711,754
		50,461,092
Software - 1.1%
Aspen Technology, Inc. (a)	16,400	2,398,664
Citrix Systems, Inc.	66,300	6,679,725
SS&C Technologies Holdings, Inc.	90,100	7,062,939
		16,141,328
Technology Hardware, Storage & Peripherals - 1.2%
HP, Inc.	333,600	9,631,032
Xerox Holdings Corp.	393,000	9,483,090
		19,114,122

TOTAL INFORMATION TECHNOLOGY		125,324,114

MATERIALS - 6.7%
Chemicals - 1.2%
Minerals Technologies, Inc.	44,800	3,593,856
NewMarket Corp.	44,700	14,121,177
		17,715,033
Containers & Packaging - 0.2%
Berry Global Group, Inc. (a)	45,000	2,893,050
Metals & Mining - 5.1%
Reliance Steel & Aluminum Co.	489,538	76,930,897
Paper & Forest Products - 0.2%
Schweitzer-Mauduit International, Inc.	92,600	3,641,958

TOTAL MATERIALS		101,180,938

REAL ESTATE - 12.2%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Equity Commonwealth	189,800	4,989,842
Gaming & Leisure Properties	243,542	11,529,278
Highwoods Properties, Inc. (SBI)	204,600	9,757,374
		26,276,494
Real Estate Management & Development - 10.5%
CBRE Group, Inc. (a)	930,456	89,751,786
Jones Lang LaSalle, Inc. (a)	314,519	70,002,494
		159,754,280

TOTAL REAL ESTATE		186,030,774

UTILITIES - 8.3%
Electric Utilities - 4.8%
Exelon Corp.	132,784	6,214,291
NRG Energy, Inc. (b)	839,539	34,622,588
OGE Energy Corp.	965,474	32,584,748
		73,421,627
Independent Power and Renewable Electricity Producers - 0.8%
Vistra Corp.	590,600	11,309,990
Multi-Utilities - 2.7%
MDU Resources Group, Inc.	1,304,272	41,371,508

TOTAL UTILITIES		126,103,125

TOTAL COMMON STOCKS
(Cost $1,127,350,031)		1,510,626,071

Money Market Funds - 3.5%
Fidelity Cash Central Fund 0.06% (c)	11,192,087	11,194,326
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	42,216,172	42,220,394
TOTAL MONEY MARKET FUNDS
(Cost $53,414,720)		53,414,720
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $1,180,764,751)		1,564,040,791
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(41,624,906)
NET ASSETS - 100%		$1,522,415,885

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,356
Fidelity Securities Lending Cash Central Fund	6,936
Total	$10,292

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$28,001,175	$110,235,086	$127,041,369	$(566)	$--	$11,194,326	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	37,710,919	126,064,551	121,555,076	--	--	42,220,394	0.1%
Total	$65,712,094	$236,299,637	$248,596,445	$(566)	$--	$53,414,720

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$67,021,173	$67,021,173	$--	$--
Consumer Discretionary	186,880,801	186,880,801	--	--
Consumer Staples	59,771,003	59,771,003	--	--
Energy	44,072,731	44,072,731	--	--
Financials	228,980,825	228,980,825	--	--
Health Care	108,438,223	108,438,223	--	--
Industrials	276,822,364	276,822,364	--	--
Information Technology	125,324,114	125,324,114	--	--
Materials	101,180,938	101,180,938	--	--
Real Estate	186,030,774	186,030,774	--	--
Utilities	126,103,125	126,103,125	--	--
Money Market Funds	53,414,720	53,414,720	--	--
Total Investments in Securities:	$1,564,040,791	$1,564,040,791	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $40,810,226) — See accompanying schedule: Unaffiliated issuers (cost $1,127,350,031)	$1,510,626,071
Fidelity Central Funds (cost $53,414,720)	53,414,720
Total Investment in Securities (cost $1,180,764,751)		$1,564,040,791
Receivable for fund shares sold		866,304
Dividends receivable		1,060,083
Distributions receivable from Fidelity Central Funds		987
Prepaid expenses		1,072
Other receivables		14,238
Total assets		1,565,983,475
Liabilities
Payable for fund shares redeemed	$556,421
Accrued management fee	436,459
Distribution and service plan fees payable	86,016
Other affiliated payables	249,960
Other payables and accrued expenses	30,059
Collateral on securities loaned	42,208,675
Total liabilities		43,567,590
Net Assets		$1,522,415,885
Net Assets consist of:
Paid in capital		$1,285,388,899
Total accumulated earnings (loss)		237,026,986
Net Assets		$1,522,415,885
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($156,998,306 ÷ 5,612,478 shares)(a)		$27.97
Maximum offering price per share (100/94.25 of $27.97)		$29.68
Class M:
Net Asset Value and redemption price per share ($38,137,296 ÷ 1,372,579 shares)(a)		$27.79
Maximum offering price per share (100/96.50 of $27.79)		$28.80
Class C:
Net Asset Value and offering price per share ($45,919,574 ÷ 1,709,927 shares)(a)		$26.85
Mid Cap Value:
Net Asset Value, offering price and redemption price per share ($1,146,995,295 ÷ 40,291,971 shares)		$28.47
Class I:
Net Asset Value, offering price and redemption price per share ($110,684,963 ÷ 3,924,021 shares)		$28.21
Class Z:
Net Asset Value, offering price and redemption price per share ($23,680,451 ÷ 839,929 shares)		$28.19

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2021 (Unaudited)
Investment Income
Dividends		$13,931,294
Income from Fidelity Central Funds (including $6,936 from security lending)		10,292
Total income		13,941,586
Expenses
Management fee
Basic fee	$3,835,935
Performance adjustment	(1,665,167)
Transfer agent fees	1,221,661
Distribution and service plan fees	515,859
Accounting fees	229,180
Custodian fees and expenses	5,373
Independent trustees' fees and expenses	2,689
Registration fees	62,227
Audit	25,712
Legal	4,615
Interest	73
Miscellaneous	3,671
Total expenses before reductions	4,241,828
Expense reductions	(43,919)
Total expenses after reductions		4,197,909
Net investment income (loss)		9,743,677
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,460,389
Fidelity Central Funds	(566)
Total net realized gain (loss)		38,459,823
Change in net unrealized appreciation (depreciation) on investment securities		239,102,039
Net gain (loss)		277,561,862
Net increase (decrease) in net assets resulting from operations		$287,305,539

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2021 (Unaudited)	Year ended January 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,743,677	$23,863,421
Net realized gain (loss)	38,459,823	(67,360,610)
Change in net unrealized appreciation (depreciation)	239,102,039	69,179,648
Net increase (decrease) in net assets resulting from operations	287,305,539	25,682,459
Distributions to shareholders	–	(23,901,751)
Share transactions - net increase (decrease)	5,636,871	(328,621,412)
Total increase (decrease) in net assets	292,942,410	(326,840,704)
Net Assets
Beginning of period	1,229,473,475	1,556,314,179
End of period	$1,522,415,885	$1,229,473,475

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Value Fund Class A

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$22.67	$21.75	$20.91	$26.62	$24.94	$20.52
Income from Investment Operations
Net investment income (loss)A	.15	.35	.38	.39	.44B	.29
Net realized and unrealized gain (loss)	5.15	.97	.83	(3.35)	3.54	4.40
Total from investment operations	5.30	1.32	1.21	(2.96)	3.98	4.69
Distributions from net investment income	–	(.40)	(.37)	(.40)	(.43)	(.27)
Distributions from net realized gain	–	–	–	(2.35)	(1.87)	–
Total distributions	–	(.40)	(.37)	(2.75)	(2.30)	(.27)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$27.97	$22.67	$21.75	$20.91	$26.62	$24.94
Total ReturnD,E,F	23.38%	6.12%	5.72%	(11.23)%	16.13%	22.87%
Ratios to Average Net AssetsG,H
Expenses before reductions	.80%I	.73%	.76%	.82%	.98%	1.01%
Expenses net of fee waivers, if any	.80%I	.73%	.76%	.82%	.98%	1.01%
Expenses net of all reductions	.79%I	.72%	.75%	.81%	.97%	1.00%
Net investment income (loss)	1.11%I	1.79%	1.77%	1.66%	1.67%B	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$156,998	$122,838	$141,439	$173,538	$255,907	$299,124
Portfolio turnover rateJ	20%I	67%	83%K	80%K	138%K	83%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.17 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.18%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Value Fund Class M

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$22.54	$21.65	$20.82	$26.51	$24.84	$20.46
Income from Investment Operations
Net investment income (loss)A	.11	.29	.32	.32	.36B	.22
Net realized and unrealized gain (loss)	5.14	.95	.82	(3.33)	3.54	4.38
Total from investment operations	5.25	1.24	1.14	(3.01)	3.90	4.60
Distributions from net investment income	–	(.35)	(.31)	(.33)	(.35)	(.22)
Distributions from net realized gain	–	–	–	(2.35)	(1.87)	–
Total distributions	–	(.35)	(.31)	(2.68)	(2.23)C	(.22)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$27.79	$22.54	$21.65	$20.82	$26.51	$24.84
Total ReturnE,F,G	23.29%	5.76%	5.44%	(11.48)%	15.84%	22.48%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.06%J	1.01%	1.03%	1.10%	1.25%	1.29%
Expenses net of fee waivers, if any	1.06%J	1.01%	1.03%	1.10%	1.25%	1.29%
Expenses net of all reductions	1.06%J	1.00%	1.02%	1.09%	1.24%	1.29%
Net investment income (loss)	.85%J	1.51%	1.50%	1.39%	1.40%B	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$38,137	$30,549	$35,684	$41,540	$57,807	$60,761
Portfolio turnover rateK	20%J	67%	83%L	80%L	138%L	83%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.17 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .76%.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Value Fund Class C

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.84	$20.99	$20.19	$25.76	$24.22	$19.95
Income from Investment Operations
Net investment income (loss)A	.05	.19	.21	.21	.23B	.11
Net realized and unrealized gain (loss)	4.96	.91	.80	(3.23)	3.43	4.27
Total from investment operations	5.01	1.10	1.01	(3.02)	3.66	4.38
Distributions from net investment income	–	(.25)	(.21)	(.20)	(.25)	(.11)
Distributions from net realized gain	–	–	–	(2.35)	(1.87)	–
Total distributions	–	(.25)	(.21)	(2.55)	(2.12)	(.11)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$26.85	$21.84	$20.99	$20.19	$25.76	$24.22
Total ReturnD,E,F	22.94%	5.26%	4.96%	(11.89)%	15.28%	21.97%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.56%I	1.49%	1.51%	1.56%	1.72%	1.76%
Expenses net of fee waivers, if any	1.56%I	1.49%	1.51%	1.56%	1.72%	1.76%
Expenses net of all reductions	1.55%I	1.48%	1.50%	1.55%	1.71%	1.75%
Net investment income (loss)	.35%I	1.04%	1.02%	.92%	.93%B	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$45,920	$43,128	$60,685	$85,519	$138,506	$144,503
Portfolio turnover rateJ	20%I	67%	83%K	80%K	138%K	83%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .44%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Value Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$23.03	$22.09	$21.23	$26.99	$25.24	$20.76
Income from Investment Operations
Net investment income (loss)A	.19	.41	.45	.47	.52B	.35
Net realized and unrealized gain (loss)	5.25	.99	.84	(3.41)	3.60	4.46
Total from investment operations	5.44	1.40	1.29	(2.94)	4.12	4.81
Distributions from net investment income	–	(.46)	(.43)	(.47)	(.50)	(.33)
Distributions from net realized gain	–	–	–	(2.35)	(1.87)	–
Total distributions	–	(.46)	(.43)	(2.82)	(2.37)	(.33)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$28.47	$23.03	$22.09	$21.23	$26.99	$25.24
Total ReturnD,E	23.62%	6.37%	6.03%	(10.97)%	16.51%	23.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.44%	.46%	.53%	.69%	.73%
Expenses net of fee waivers, if any	.50%H	.43%	.46%	.53%	.69%	.73%
Expenses net of all reductions	.50%H	.43%	.45%	.52%	.68%	.72%
Net investment income (loss)	1.41%H	2.09%	2.07%	1.96%	1.96%B	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,146,995	$920,386	$1,156,286	$1,456,510	$2,332,143	$2,426,359
Portfolio turnover rateI	20%H	67%	83%J	80%J	138%J	83%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.17 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.47%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Value Fund Class I

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$22.82	$21.88	$21.03	$26.77	$25.05	$20.61
Income from Investment Operations
Net investment income (loss)A	.19	.41	.45	.46	.51B	.35
Net realized and unrealized gain (loss)	5.20	.98	.83	(3.38)	3.58	4.43
Total from investment operations	5.39	1.39	1.28	(2.92)	4.09	4.78
Distributions from net investment income	–	(.45)	(.43)	(.47)	(.50)	(.34)
Distributions from net realized gain	–	–	–	(2.35)	(1.87)	–
Total distributions	–	(.45)	(.43)	(2.82)	(2.37)	(.34)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$28.21	$22.82	$21.88	$21.03	$26.77	$25.05
Total ReturnD,E	23.62%	6.41%	6.01%	(10.99)%	16.52%	23.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	.52%H	.42%	.46%	.53%	.69%	.73%
Expenses net of fee waivers, if any	.51%H	.42%	.46%	.53%	.69%	.73%
Expenses net of all reductions	.51%H	.41%	.45%	.52%	.68%	.73%
Net investment income (loss)	1.40%H	2.10%	2.07%	1.95%	1.95%B	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$110,685	$94,586	$127,647	$244,054	$410,868	$363,949
Portfolio turnover rateI	20%H	67%	83%J	80%J	138%J	83%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.17 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.47%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Value Fund Class Z

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$22.80	$21.86	$21.01	$26.76	$25.03
Income from Investment Operations
Net investment income (loss)B	.21	.43	.48	.49	.56C
Net realized and unrealized gain (loss)	5.18	.99	.83	(3.38)	3.59
Total from investment operations	5.39	1.42	1.31	(2.89)	4.15
Distributions from net investment income	–	(.48)	(.46)	(.51)	(.54)
Distributions from net realized gain	–	–	–	(2.35)	(1.87)
Total distributions	–	(.48)	(.46)	(2.86)	(2.42)D
Net asset value, end of period	$28.19	$22.80	$21.86	$21.01	$26.76
Total ReturnE,F	23.64%	6.54%	6.19%	(10.86)%	16.74%
Ratios to Average Net AssetsG,H
Expenses before reductions	.39%I	.29%	.33%	.40%	.56%
Expenses net of fee waivers, if any	.38%I	.29%	.33%	.40%	.56%
Expenses net of all reductions	.38%I	.28%	.32%	.39%	.55%
Net investment income (loss)	1.53%I	2.23%	2.20%	2.09%	2.09%C
Supplemental Data
Net assets, end of period (000 omitted)	$23,680	$17,987	$34,573	$35,972	$32,974
Portfolio turnover rateJ	20%I	67%	83%K	80%K	138%K

 A For the period February 1, 2017 (commencement of sale of shares) to January 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.17 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.60%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2021

1. Organization.

Fidelity Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mid Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Ranged from less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$419,707,152
Gross unrealized depreciation	(36,617,520)
Net unrealized appreciation (depreciation)	$383,089,632
Tax cost	$1,180,951,159

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(76,084,154)
Long-term	(118,194,879)
Total capital loss carryforward	$(194,279,033)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Value Fund	161,437,919	142,410,006

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .30% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$185,349	$3,146
Class M	.25%	.25%	91,762	703
Class C	.75%	.25%	238,748	13,140
			$515,859	$16,989

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$24,774
Class M	3,823
Class C(a)	271
$28,868

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$154,351.21
Class M	40,566.22
Class C	52,359.22
Mid Cap Value	876,788.16
Class I	92,854.17
Class Z	4,743.04
	$1,221,661

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Mid Cap Value Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Mid Cap Value Fund	$1,721

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid Cap Value Fund	Borrower	$9,011,000.29%		$73

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Value Fund	13,969,403	22,020,995

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Mid Cap Value Fund	$1,287

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid Cap Value Fund	$713	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $32,762 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,157.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2021	Year ended January 31, 2021
Fidelity Mid Cap Value Fund
Distributions to shareholders
Class A	$–	$2,163,678
Class M	–	465,254
Class C	–	513,185
Mid Cap Value	–	18,752,263
Class I	–	1,638,592
Class Z	–	368,779
Total	$–	$23,901,751

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2021	Year ended January 31, 2021	Six months ended July 31, 2021	Year ended January 31, 2021
Fidelity Mid Cap Value Fund
Class A
Shares sold	809,651	917,329	$21,858,711	$17,574,702
Reinvestment of distributions	–	95,063	–	2,107,549
Shares redeemed	(616,828)	(2,094,919)	(16,590,886)	(40,636,481)
Net increase (decrease)	192,823	(1,082,527)	$5,267,825	$(20,954,230)
Class M
Shares sold	199,404	153,342	$5,365,040	$3,056,204
Reinvestment of distributions	–	20,936	–	461,857
Shares redeemed	(181,985)	(467,588)	(4,873,271)	(8,724,533)
Net increase (decrease)	17,419	(293,310)	$491,769	$(5,206,472)
Class C
Shares sold	135,985	119,309	$3,568,064	$2,185,949
Reinvestment of distributions	–	23,849	–	510,123
Shares redeemed	(400,624)	(1,060,142)	(10,288,453)	(19,578,112)
Net increase (decrease)	(264,639)	(916,984)	$(6,720,389)	$(16,882,040)
Mid Cap Value
Shares sold	4,360,635	3,482,266	$120,423,203	$69,370,479
Reinvestment of distributions	–	796,192	–	17,930,244
Shares redeemed	(4,031,413)	(16,671,262)	(109,783,139)	(327,351,759)
Net increase (decrease)	329,222	(12,392,804)	$10,640,064	$(240,051,036)
Class I
Shares sold	703,812	2,174,158	$19,169,284	$44,402,514
Reinvestment of distributions	–	72,727	–	1,622,550
Shares redeemed	(924,211)	(3,935,478)	(24,566,827)	(75,322,550)
Net increase (decrease)	(220,399)	(1,688,593)	$(5,397,543)	$(29,297,486)
Class Z
Shares sold	167,541	1,066,509	$4,456,434	$19,594,806
Reinvestment of distributions	–	15,261	–	340,157
Shares redeemed	(116,655)	(1,874,633)	(3,101,289)	(36,165,111)
Net increase (decrease)	50,886	(792,863)	$1,355,145	$(16,230,148)

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 to July 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2021	Ending Account Value July 31, 2021	Expenses Paid During Period-B February 1, 2021 to July 31, 2021
Fidelity Mid Cap Value Fund
Class A	.80%
Actual		$1,000.00	$1,233.80	$4.43
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class M	1.06%
Actual		$1,000.00	$1,232.90	$5.87
Hypothetical-C		$1,000.00	$1,019.54	$5.31
Class C	1.56%
Actual		$1,000.00	$1,229.40	$8.62
Hypothetical-C		$1,000.00	$1,017.06	$7.80
Mid Cap Value	.50%
Actual		$1,000.00	$1,236.20	$2.77
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Class I	.51%
Actual		$1,000.00	$1,236.20	$2.83
Hypothetical-C		$1,000.00	$1,022.27	$2.56
Class Z	.38%
Actual		$1,000.00	$1,236.40	$2.11
Hypothetical-C		$1,000.00	$1,022.91	$1.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Mid Cap Value Fund

The Board considered the fund's underperformance for different time periods ended December 31, 2020 (which periods are not reflected in the chart above). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of a representative class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the retail class ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MCV-SANN-0921
1.900183.112

Fidelity Flex® Funds

Fidelity Flex® Mid Cap Value Fund

Semi-Annual Report

July 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021

% of fund's net assets
Cigna Corp.	2.4
Equity Lifestyle Properties, Inc.	2.4
CubeSmart	2.3
Canadian Natural Resources Ltd.	1.9
Americold Realty Trust	1.7
SS&C Technologies Holdings, Inc.	1.7
Edison International	1.6
Equinix, Inc.	1.6
The AES Corp.	1.6
Laboratory Corp. of America Holdings	1.6
18.8

Top Five Market Sectors as of July 31, 2021

% of fund's net assets
Financials	19.4
Industrials	19.3
Consumer Discretionary	9.3
Real Estate	9.3
Utilities	8.4

Asset Allocation (% of fund's net assets)

As of July 31, 2021*
Stocks	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 15.3%

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.6%
Liberty Global PLC Class C (a)	7,789	$209,213
Media - 2.0%
Interpublic Group of Companies, Inc.	12,892	455,861
Nexstar Broadcasting Group, Inc. Class A	1,866	274,433
		730,294

TOTAL COMMUNICATION SERVICES		939,507

CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.5%
Adient PLC (a)	4,642	195,567
Distributors - 1.3%
LKQ Corp. (a)	9,259	469,894
Diversified Consumer Services - 0.8%
Laureate Education, Inc. Class A (a)	19,055	282,205
Hotels, Restaurants & Leisure - 1.1%
Caesars Entertainment, Inc. (a)	4,662	407,272
Household Durables - 2.3%
Mohawk Industries, Inc. (a)	2,496	486,470
Taylor Morrison Home Corp. (a)	13,756	368,936
		855,406
Internet & Direct Marketing Retail - 1.2%
eBay, Inc.	6,569	448,071
Leisure Products - 1.1%
Mattel, Inc. (a)	19,334	419,934
Specialty Retail - 1.0%
Gap, Inc.	12,072	352,140

TOTAL CONSUMER DISCRETIONARY		3,430,489

CONSUMER STAPLES - 5.0%
Beverages - 1.1%
Primo Water Corp.	24,144	399,100
Food & Staples Retailing - 1.1%
BJ's Wholesale Club Holdings, Inc. (a)	7,715	390,688
Food Products - 1.3%
Darling Ingredients, Inc. (a)	6,786	468,709
Household Products - 0.7%
Reynolds Consumer Products, Inc.	9,060	257,757
Tobacco - 0.8%
Altria Group, Inc.	6,523	313,365

TOTAL CONSUMER STAPLES		1,829,619

ENERGY - 5.2%
Energy Equipment & Services - 0.5%
Liberty Oilfield Services, Inc. Class A (a)	18,708	190,635
Oil, Gas & Consumable Fuels - 4.7%
Canadian Natural Resources Ltd.	21,007	693,218
Cheniere Energy, Inc. (a)	6,047	513,572
Hess Corp.	6,810	520,556
		1,727,346

TOTAL ENERGY		1,917,981

FINANCIALS - 19.4%
Banks - 2.6%
East West Bancorp, Inc.	3,886	276,489
First Citizens Bancshares, Inc.	460	359,991
Signature Bank	1,451	329,333
		965,813
Capital Markets - 4.9%
Ameriprise Financial, Inc.	2,202	567,147
Bank of New York Mellon Corp.	5,592	287,037
Lazard Ltd. Class A	10,031	473,463
LPL Financial	3,300	465,432
		1,793,079
Consumer Finance - 4.6%
Capital One Financial Corp.	2,371	383,391
OneMain Holdings, Inc.	7,756	473,116
SLM Corp.	22,642	426,349
Synchrony Financial	9,130	429,293
		1,712,149
Diversified Financial Services - 0.9%
Voya Financial, Inc.	5,366	345,570
Insurance - 6.4%
American Financial Group, Inc.	3,806	481,421
Arch Capital Group Ltd. (a)	12,159	474,201
Assurant, Inc.	3,079	485,897
Fairfax Financial Holdings Ltd. (sub. vtg.)	431	181,555
Reinsurance Group of America, Inc.	2,283	251,541
The Travelers Companies, Inc.	3,120	464,630
		2,339,245

TOTAL FINANCIALS		7,155,856

HEALTH CARE - 7.3%
Health Care Providers & Services - 5.3%
Centene Corp. (a)	7,259	498,040
Cigna Corp.	3,831	879,177
Laboratory Corp. of America Holdings (a)	1,948	576,900
		1,954,117
Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.	5,773	391,814
Jazz Pharmaceuticals PLC (a)	2,036	345,143
		736,957

TOTAL HEALTH CARE		2,691,074

INDUSTRIALS - 19.3%
Air Freight & Logistics - 1.9%
FedEx Corp.	926	259,234
XPO Logistics, Inc. (a)	3,149	436,735
		695,969
Building Products - 2.7%
Builders FirstSource, Inc. (a)	10,983	488,744
Jeld-Wen Holding, Inc. (a)	18,472	489,139
		977,883
Commercial Services & Supplies - 1.1%
The Brink's Co.	5,243	403,501
Construction & Engineering - 1.9%
Fluor Corp. (a)	18,664	310,942
Willscot Mobile Mini Holdings (a)	14,039	403,060
		714,002
Machinery - 1.9%
Allison Transmission Holdings, Inc.	9,273	370,085
Crane Co.	3,353	326,012
		696,097
Marine - 1.0%
Kirby Corp. (a)	6,019	348,560
Professional Services - 3.9%
ASGN, Inc. (a)	3,173	320,885
KBR, Inc.	7,166	277,324
Manpower, Inc.	3,236	383,725
Nielsen Holdings PLC	19,542	462,950
		1,444,884
Road & Rail - 2.0%
Ryder System, Inc.	3,437	261,728
TFI International, Inc. (Canada)	4,271	478,108
		739,836
Trading Companies & Distributors - 2.9%
AerCap Holdings NV (a)	5,057	268,021
Beacon Roofing Supply, Inc. (a)	8,142	435,434
Univar, Inc. (a)	15,183	372,591
		1,076,046

TOTAL INDUSTRIALS		7,096,778

INFORMATION TECHNOLOGY - 5.8%
Electronic Equipment & Components - 1.4%
Flex Ltd. (a)	27,569	495,415
IT Services - 2.0%
DXC Technology Co. (a)	10,844	433,543
Unisys Corp. (a)	14,286	319,292
		752,835
Software - 1.7%
SS&C Technologies Holdings, Inc.	7,806	611,912
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (a)	6,166	273,770

TOTAL INFORMATION TECHNOLOGY		2,133,932

MATERIALS - 8.3%
Chemicals - 3.3%
Axalta Coating Systems Ltd. (a)	13,877	417,698
Olin Corp.	10,031	471,758
Tronox Holdings PLC	17,346	319,687
		1,209,143
Construction Materials - 1.0%
Eagle Materials, Inc.	2,583	365,030
Containers & Packaging - 3.0%
Berry Global Group, Inc. (a)	6,139	394,676
Crown Holdings, Inc.	3,877	386,770
O-I Glass, Inc. (a)	21,082	311,803
		1,093,249
Metals & Mining - 1.0%
Arconic Corp. (a)	5,459	196,196
Constellium NV (a)	10,287	194,116
		390,312

TOTAL MATERIALS		3,057,734

REAL ESTATE - 9.3%
Equity Real Estate Investment Trusts (REITs) - 9.3%
American Tower Corp.	1,672	472,842
Americold Realty Trust	16,690	648,407
CubeSmart	16,848	836,672
Equinix, Inc.	710	582,491
Equity Lifestyle Properties, Inc.	10,383	870,095
		3,410,507
Real Estate Management & Development - 0.0%
Cushman & Wakefield PLC (a)	835	15,589

TOTAL REAL ESTATE		3,426,096

UTILITIES - 8.4%
Electric Utilities - 3.7%
Edison International	10,806	588,927
NRG Energy, Inc.	8,016	330,580
PG&E Corp. (a)	50,182	441,100
		1,360,607
Independent Power and Renewable Electricity Producers - 2.2%
The AES Corp.	24,479	580,152
Vistra Corp.	11,412	218,540
		798,692
Multi-Utilities - 2.5%
CenterPoint Energy, Inc.	17,052	434,144
MDU Resources Group, Inc.	15,574	494,007
		928,151

TOTAL UTILITIES		3,087,450

TOTAL COMMON STOCKS
(Cost $28,030,139)		36,766,516
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 10/14/21
(Cost $49,995)	50,000	49,995
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.06% (b)
(Cost $128,221)	128,196	128,221
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $28,208,355)		36,944,732
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(148,131)
NET ASSETS - 100%		$36,796,601

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$235
Total	$235

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$256,574	$10,229,364	$10,357,718	$1	$--	$128,221	0.0%
Total	$256,574	$10,229,364	$10,357,718	$1	$--	$128,221

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$939,507	$939,507	$--	$--
Consumer Discretionary	3,430,489	3,430,489	--	--
Consumer Staples	1,829,619	1,829,619	--	--
Energy	1,917,981	1,917,981	--	--
Financials	7,155,856	7,155,856	--	--
Health Care	2,691,074	2,691,074	--	--
Industrials	7,096,778	7,096,778	--	--
Information Technology	2,133,932	2,133,932	--	--
Materials	3,057,734	3,057,734	--	--
Real Estate	3,426,096	3,426,096	--	--
Utilities	3,087,450	3,087,450	--	--
U.S. Government and Government Agency Obligations	49,995	--	49,995	--
Money Market Funds	128,221	128,221	--	--
Total Investments in Securities:	$36,944,732	$36,894,737	$49,995	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.7%
Canada	4.8%
Bermuda	3.7%
United Kingdom	2.8%
Ireland	1.4%
Singapore	1.4%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $28,080,134)	$36,816,511
Fidelity Central Funds (cost $128,221)	128,221
Total Investment in Securities (cost $28,208,355)		$36,944,732
Foreign currency held at value (cost $142)		159
Receivable for fund shares sold		20,875
Dividends receivable		30,979
Distributions receivable from Fidelity Central Funds		24
Total assets		36,996,769
Liabilities
Payable to custodian bank	$185,764
Payable for fund shares redeemed	14,404
Total liabilities		200,168
Net Assets		$36,796,601
Net Assets consist of:
Paid in capital		$25,324,580
Total accumulated earnings (loss)		11,472,021
Net Assets		$36,796,601
Net Asset Value, offering price and redemption price per share ($36,796,601 ÷ 2,461,181 shares)		$14.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2021 (Unaudited)
Investment Income
Dividends		$338,465
Interest		20
Income from Fidelity Central Funds		235
Total income		338,720
Expenses
Independent trustees' fees and expenses	$70
Total expenses		70
Net investment income (loss)		338,650
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,008,784
Fidelity Central Funds	1
Foreign currency transactions	(32)
Futures contracts	36,910
Total net realized gain (loss)		5,045,663
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,994,857
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		1,994,859
Net gain (loss)		7,040,522
Net increase (decrease) in net assets resulting from operations		$7,379,172

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2021 (Unaudited)	Year ended January 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$338,650	$560,384
Net realized gain (loss)	5,045,663	(2,383,756)
Change in net unrealized appreciation (depreciation)	1,994,859	5,386,588
Net increase (decrease) in net assets resulting from operations	7,379,172	3,563,216
Distributions to shareholders	–	(809,255)
Share transactions
Proceeds from sales of shares	6,496,500	18,921,702
Reinvestment of distributions	–	809,255
Cost of shares redeemed	(10,405,777)	(25,603,734)
Net increase (decrease) in net assets resulting from share transactions	(3,909,277)	(5,872,777)
Total increase (decrease) in net assets	3,469,895	(3,118,816)
Net Assets
Beginning of period	33,326,706	36,445,522
End of period	$36,796,601	$33,326,706
Other Information
Shares
Sold	448,380	1,990,765
Issued in reinvestment of distributions	–	73,321
Redeemed	(718,623)	(2,649,563)
Net increase (decrease)	(270,243)	(585,477)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Mid Cap Value Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$10.99	$9.51	$11.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.19	.18	.20	.17
Net realized and unrealized gain (loss)	2.62	1.29	1.37	(1.18)	1.10
Total from investment operations	2.75	1.48	1.55	(.98)	1.27
Distributions from net investment income	–	(.20)	(.07)	(.21)	(.10)
Distributions from net realized gain	–	(.07)	–	(.44)	(.03)
Total distributions	–	(.27)	(.07)	(.65)	(.13)
Net asset value, end of period	$14.95	$12.20	$10.99	$9.51	$11.14
Total ReturnC	22.54%	13.69%	16.26%	(8.60)%	12.72%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	- %G
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	- %G
Expenses net of all reductionsF	- %G	-%	-%	-%	- %G
Net investment income (loss)	1.83%G	1.88%	1.71%	1.88%	1.76%G
Supplemental Data
Net assets, end of period (000 omitted)	$36,797	$33,327	$36,446	$2,721	$2,869
Portfolio turnover rateH	89%G	119%	89%	218%	137%G

 A For the period March 8, 2017 (commencement of operations) to January 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2021

1. Organization.

Fidelity Flex Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Ranged from less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards, futures contracts, foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,267,455
Gross unrealized depreciation	(722,967)
Net unrealized appreciation (depreciation)	$8,544,488
Tax cost	$28,400,244

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,277,305)
Total capital loss carryforward	$(2,277,305)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Mid Cap Value Fund	15,819,217	18,973,004

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Flex Mid Cap Value Fund	$319

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Mid Cap Value Fund	329,531	525,962

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 to July 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2021	Ending Account Value July 31, 2021	Expenses Paid During Period-B February 1, 2021 to July 31, 2021
Fidelity Flex Mid Cap Value Fund	- %-C
Actual		$1,000.00	$1,225.40	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Mid Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZMV-SANN-0921
1.9881566.104

Fidelity® Mid Cap Value K6 Fund

Semi-Annual Report

July 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021

% of fund's net assets
CBRE Group, Inc.	6.0
Reliance Steel & Aluminum Co.	5.1
Jones Lang LaSalle, Inc.	4.6
Synchrony Financial	4.4
Best Buy Co., Inc.	4.1
Williams-Sonoma, Inc.	3.6
Interpublic Group of Companies, Inc.	3.0
Amdocs Ltd.	2.7
MDU Resources Group, Inc.	2.7
NRG Energy, Inc.	2.3
38.5

Top Five Market Sectors as of July 31, 2021

% of fund's net assets
Industrials	18.3
Financials	15.1
Real Estate	12.3
Consumer Discretionary	12.3
Utilities	8.3

Asset Allocation (% of fund's net assets)

As of July 31, 2021*
Stocks	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 7.3%

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 4.4%
Entertainment - 1.0%
Electronic Arts, Inc.	2,535	$364,939
Media - 3.4%
DISH Network Corp. Class A (a)	1,800	75,402
Fox Corp. Class A	2,400	85,584
Interpublic Group of Companies, Inc.	30,049	1,062,533
		1,223,519

TOTAL COMMUNICATION SERVICES		1,588,458

CONSUMER DISCRETIONARY - 12.3%
Distributors - 0.6%
LKQ Corp. (a)	4,000	203,000
Household Durables - 2.6%
Garmin Ltd.	1,600	251,520
Lennar Corp. Class A	2,200	231,330
PulteGroup, Inc.	6,277	344,419
Whirlpool Corp.	467	103,459
		930,728
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	1,700	169,643
Specialty Retail - 8.6%
Best Buy Co., Inc.	13,210	1,484,144
Dick's Sporting Goods, Inc.	1,700	177,038
Lowe's Companies, Inc.	700	134,883
Williams-Sonoma, Inc.	8,428	1,278,528
		3,074,593

TOTAL CONSUMER DISCRETIONARY		4,377,964

CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 0.7%
Kroger Co.	5,705	232,194
Food Products - 3.3%
Ingredion, Inc.	6,850	601,499
The J.M. Smucker Co.	4,428	580,555
		1,182,054

TOTAL CONSUMER STAPLES		1,414,248

ENERGY - 2.9%
Energy Equipment & Services - 2.0%
Baker Hughes Co. Class A	33,414	709,713
Oil, Gas & Consumable Fuels - 0.9%
Antero Midstream GP LP	2,100	19,950
Black Stone Minerals LP	600	6,390
Kinder Morgan, Inc.	5,100	88,638
Sunoco Logistics Partners, LP	700	26,607
Targa Resources Corp.	2,100	88,431
Teekay LNG Partners LP	3,900	56,511
World Fuel Services Corp.	1,158	39,905
		326,432

TOTAL ENERGY		1,036,145

FINANCIALS - 15.1%
Banks - 2.9%
M&T Bank Corp.	5,819	778,873
Popular, Inc.	3,700	269,212
		1,048,085
Capital Markets - 2.0%
Federated Hermes, Inc.	5,628	182,572
State Street Corp.	6,237	543,492
		726,064
Consumer Finance - 4.4%
Synchrony Financial	33,527	1,576,440
Insurance - 5.8%
Allstate Corp.	2,758	358,678
American National Group, Inc.	95	15,673
Hartford Financial Services Group, Inc.	7,428	472,569
MetLife, Inc.	11,190	645,663
Old Republic International Corp.	22,578	556,773
		2,049,356

TOTAL FINANCIALS		5,399,945

HEALTH CARE - 7.1%
Biotechnology - 1.3%
Amgen, Inc.	779	188,160
Regeneron Pharmaceuticals, Inc. (a)	400	229,844
United Therapeutics Corp. (a)	277	50,395
		468,399
Health Care Equipment & Supplies - 0.6%
Hologic, Inc. (a)	3,100	232,624
Health Care Providers & Services - 2.7%
Cigna Corp.	900	206,541
Quest Diagnostics, Inc.	1,300	184,340
Universal Health Services, Inc. Class B	3,598	577,155
		968,036
Pharmaceuticals - 2.5%
AstraZeneca PLC sponsored ADR	3,777	216,195
Jazz Pharmaceuticals PLC (a)	3,891	659,602
		875,797

TOTAL HEALTH CARE		2,544,856

INDUSTRIALS - 18.3%
Aerospace & Defense - 0.4%
Huntington Ingalls Industries, Inc.	700	143,591
Building Products - 1.1%
Fortune Brands Home & Security, Inc.	2,378	231,784
UFP Industries, Inc.	2,345	174,140
		405,924
Construction & Engineering - 1.5%
EMCOR Group, Inc.	4,504	548,632
Electrical Equipment - 4.1%
Acuity Brands, Inc.	4,206	737,648
Encore Wire Corp.	2,340	183,526
Hubbell, Inc. Class B	2,626	526,408
		1,447,582
Machinery - 6.0%
Allison Transmission Holdings, Inc.	14,073	561,653
Crane Co.	6,789	660,094
Dover Corp.	2,000	334,240
ITT, Inc.	3,274	320,557
Mueller Industries, Inc.	4,404	191,134
Timken Co.	1,000	79,500
		2,147,178
Professional Services - 3.2%
CACI International, Inc. Class A (a)	1,200	320,352
FTI Consulting, Inc. (a)	700	101,990
Manpower, Inc.	6,075	720,374
		1,142,716
Road & Rail - 1.1%
Knight-Swift Transportation Holdings, Inc. Class A	5,200	258,388
Ryder System, Inc.	1,100	83,765
Werner Enterprises, Inc.	1,100	50,281
		392,434
Trading Companies & Distributors - 0.9%
Boise Cascade Co.	500	25,575
MSC Industrial Direct Co., Inc. Class A	3,174	283,026
		308,601

TOTAL INDUSTRIALS		6,536,658

INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 0.3%
Juniper Networks, Inc.	4,027	113,320
Electronic Equipment & Components - 2.3%
Avnet, Inc.	4,032	166,602
CDW Corp.	500	91,675
Sanmina Corp. (a)	3,093	118,833
SYNNEX Corp.	3,560	425,562
		802,672
IT Services - 3.3%
Accenture PLC Class A	562	178,536
Amdocs Ltd.	12,690	978,526
Sykes Enterprises, Inc. (a)	700	37,562
		1,194,624
Software - 1.1%
Aspen Technology, Inc. (a)	400	58,504
Citrix Systems, Inc.	1,600	161,200
SS&C Technologies Holdings, Inc.	2,100	164,619
		384,323
Technology Hardware, Storage & Peripherals - 1.3%
HP, Inc.	7,900	228,073
Xerox Holdings Corp.	9,456	228,173
		456,246

TOTAL INFORMATION TECHNOLOGY		2,951,185

MATERIALS - 6.6%
Chemicals - 1.1%
Minerals Technologies, Inc.	1,029	82,546
NewMarket Corp.	1,029	325,071
		407,617
Containers & Packaging - 0.2%
Berry Global Group, Inc. (a)	1,000	64,290
Metals & Mining - 5.1%
Reliance Steel & Aluminum Co.	11,513	1,809,268
Paper & Forest Products - 0.2%
Schweitzer-Mauduit International, Inc.	2,154	84,717

TOTAL MATERIALS		2,365,892

REAL ESTATE - 12.3%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Equity Commonwealth	4,399	115,650
Gaming & Leisure Properties	5,833	276,134
Highwoods Properties, Inc. (SBI)	4,861	231,821
		623,605
Real Estate Management & Development - 10.6%
CBRE Group, Inc. (a)	21,998	2,121,927
Jones Lang LaSalle, Inc. (a)	7,420	1,651,469
		3,773,396

TOTAL REAL ESTATE		4,397,001

UTILITIES - 8.3%
Electric Utilities - 4.9%
Exelon Corp.	3,157	147,748
NRG Energy, Inc.	19,823	817,501
OGE Energy Corp.	22,772	768,555
		1,733,804
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp.	14,003	268,157
Multi-Utilities - 2.7%
MDU Resources Group, Inc.	30,833	978,023

TOTAL UTILITIES		2,979,984

TOTAL COMMON STOCKS
(Cost $26,593,444)		35,592,336

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.06% (b)
(Cost $431,997)	431,911	431,997
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $27,025,441)		36,024,333
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(299,483)
NET ASSETS - 100%		$35,724,850

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$92
Fidelity Securities Lending Cash Central Fund	27
Total	$119

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$264,532	$5,207,086	$5,039,621	$--	$--	$431,997	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	--	799,277	799,277	--	--	--	0.0%
Total	$264,532	$6,006,363	$5,838,898	$--	$--	$431,997

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,588,458	$1,588,458	$--	$--
Consumer Discretionary	4,377,964	4,377,964	--	--
Consumer Staples	1,414,248	1,414,248	--	--
Energy	1,036,145	1,036,145	--	--
Financials	5,399,945	5,399,945	--	--
Health Care	2,544,856	2,544,856	--	--
Industrials	6,536,658	6,536,658	--	--
Information Technology	2,951,185	2,951,185	--	--
Materials	2,365,892	2,365,892	--	--
Real Estate	4,397,001	4,397,001	--	--
Utilities	2,979,984	2,979,984	--	--
Money Market Funds	431,997	431,997	--	--
Total Investments in Securities:	$36,024,333	$36,024,333	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $26,593,444)	$35,592,336
Fidelity Central Funds (cost $431,997)	431,997
Total Investment in Securities (cost $27,025,441)		$36,024,333
Cash		10,694
Receivable for fund shares sold		15,158
Dividends receivable		24,766
Distributions receivable from Fidelity Central Funds		19
Other receivables		418
Total assets		36,075,388
Liabilities
Payable for fund shares redeemed	$337,272
Accrued management fee	13,266
Total liabilities		350,538
Net Assets		$35,724,850
Net Assets consist of:
Paid in capital		$34,239,194
Total accumulated earnings (loss)		1,485,656
Net Assets		$35,724,850
Net Asset Value, offering price and redemption price per share ($35,724,850 ÷ 2,714,838 shares)		$13.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2021 (Unaudited)
Investment Income
Dividends		$322,073
Income from Fidelity Central Funds (including $27 from security lending)		119
Total income		322,192
Expenses
Management fee	$76,049
Independent trustees' fees and expenses	63
Total expenses before reductions	76,112
Expense reductions	(1,063)
Total expenses after reductions		75,049
Net investment income (loss)		247,143
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	760,839
Total net realized gain (loss)		760,839
Change in net unrealized appreciation (depreciation) on investment securities		5,534,636
Net gain (loss)		6,295,475
Net increase (decrease) in net assets resulting from operations		$6,542,618

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2021 (Unaudited)	Year ended January 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$247,143	$806,667
Net realized gain (loss)	760,839	(2,435,601)
Change in net unrealized appreciation (depreciation)	5,534,636	1,921,020
Net increase (decrease) in net assets resulting from operations	6,542,618	292,086
Distributions to shareholders	–	(859,404)
Share transactions
Proceeds from sales of shares	5,239,628	5,595,450
Reinvestment of distributions	–	859,404
Cost of shares redeemed	(3,461,696)	(31,670,830)
Net increase (decrease) in net assets resulting from share transactions	1,777,932	(25,215,976)
Total increase (decrease) in net assets	8,320,550	(25,783,294)
Net Assets
Beginning of period	27,404,300	53,187,594
End of period	$35,724,850	$27,404,300
Other Information
Shares
Sold	414,253	622,935
Issued in reinvestment of distributions	–	83,383
Redeemed	(274,240)	(3,306,292)
Net increase (decrease)	140,013	(2,599,974)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Value K6 Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.64	$10.28	$9.85	$11.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.19	.21	.21	.11
Net realized and unrealized gain (loss)	2.43	.40C	.40	(1.44)	1.33
Total from investment operations	2.52	.59	.61	(1.23)	1.44
Distributions from net investment income	–	(.23)	(.18)	(.22)	(.09)
Distributions from net realized gain	–	–	–	(.05)	–
Total distributions	–	(.23)	(.18)	(.27)	(.09)
Net asset value, end of period	$13.16	$10.64	$10.28	$9.85	$11.35
Total ReturnD,E	23.68%	5.83%	6.15%	(10.82)%	14.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%H	.45%	.45%	.45%	.45%H
Expenses net of fee waivers, if any	.45%H	.45%	.45%	.45%	.45%H
Expenses net of all reductions	.44%H	.44%	.44%	.44%	.45%H
Net investment income (loss)	1.46%H	2.07%	2.05%	2.05%	1.52%H
Supplemental Data
Net assets, end of period (000 omitted)	$35,725	$27,404	$53,188	$48,924	$67,563
Portfolio turnover rateI	22%H	73%J	102%J	89%J	142%H,J

 A For the period May 25, 2017 (commencement of operations) to January 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2021

1. Organization.

Fidelity Mid Cap Value K6 Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Ranged from less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,664,401
Gross unrealized depreciation	(756,440)
Net unrealized appreciation (depreciation)	$8,907,961
Tax cost	$27,116,372

The Fund intends to elect to defer to its next fiscal year $19,474 of ordinary losses recognized during the period January 1, 2021 to January 31, 2021.

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(5,583,144)
Long-term	(2,873,583)
Total capital loss carryforward	$(8,456,727)

Due to large redemptions in a prior period, approximately $1,849,024 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $1,170,413 of those capital losses per year to offset capital gains.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Value K6 Fund	5,817,963	3,683,227

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid Cap Value K6 Fund	198,493	102,357	1,794,378

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Mid Cap Value K6 Fund	$62

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Value K6 Fund	417,322	518,293

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid Cap Value K6 Fund	$3	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $1,062 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 to July 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2021	Ending Account Value July 31, 2021	Expenses Paid During Period-B February 1, 2021 to July 31, 2021
Fidelity Mid Cap Value K6 Fund	.45%
Actual		$1,000.00	$1,236.80	$2.50
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Value K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Mid Cap Value K6 Fund

The Board considered the fund's underperformance for different time periods ended September 30, 2020 and for different time periods ended December 31, 2020 (which periods are not reflected in the chart above). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for the period ended 2019) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Mid Cap Value K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MCVK6-SANN-0921
1.9883982.104

Fidelity® Equity-Income K6 Fund

Semi-Annual Report

July 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021

% of fund's net assets
JPMorgan Chase & Co.	3.3
Bank of America Corp.	2.5
Johnson & Johnson	2.2
Wells Fargo & Co.	2.2
Danaher Corp.	2.2
UnitedHealth Group, Inc.	2.2
The Walt Disney Co.	1.9
Procter & Gamble Co.	1.8
Comcast Corp. Class A	1.8
Cisco Systems, Inc.	1.8
21.9

Top Five Market Sectors as of July 31, 2021

% of fund's net assets
Financials	18.9
Health Care	18.2
Industrials	11.3
Information Technology	10.6
Communication Services	8.6

Asset Allocation (% of fund's net assets)

As of July 31, 2021*
Stocks	97.8%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 17.7%

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	9,394	$263,502
Verizon Communications, Inc.	10,901	608,058
		871,560
Entertainment - 1.9%
The Walt Disney Co. (a)	11,590	2,040,072
Interactive Media & Services - 1.4%
Alphabet, Inc. Class A (a)	537	1,446,963
Media - 3.3%
Comcast Corp. Class A	33,444	1,967,511
Interpublic Group of Companies, Inc.	24,287	858,788
Shaw Communications, Inc. Class B	9,549	278,908
WPP PLC	39,291	508,152
		3,613,359
Wireless Telecommunication Services - 1.2%
Rogers Communications, Inc. Class B (non-vtg.)	2,046	104,432
T-Mobile U.S., Inc. (a)	8,505	1,224,890
		1,329,322

TOTAL COMMUNICATION SERVICES		9,301,276

CONSUMER DISCRETIONARY - 6.3%
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	5,246	1,273,257
Household Durables - 0.6%
Tempur Sealy International, Inc.	14,468	626,030
Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	4,121	281,093
Multiline Retail - 1.6%
Kohl's Corp.	10,439	530,301
Nordstrom, Inc. (a)	6,452	213,561
Target Corp.	3,663	956,226
		1,700,088
Specialty Retail - 1.9%
Best Buy Co., Inc.	2,940	330,309
Burlington Stores, Inc. (a)	1,719	575,521
Dick's Sporting Goods, Inc.	3,085	321,272
Lowe's Companies, Inc.	1,473	283,832
The Home Depot, Inc.	880	288,807
TJX Companies, Inc.	4,096	281,846
		2,081,587
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp. (a)	3,043	318,359
Tapestry, Inc. (a)	12,499	528,708
		847,067

TOTAL CONSUMER DISCRETIONARY		6,809,122

CONSUMER STAPLES - 7.9%
Beverages - 2.3%
Diageo PLC	11,399	565,234
Keurig Dr. Pepper, Inc.	22,666	798,070
The Coca-Cola Co.	20,226	1,153,489
		2,516,793
Food & Staples Retailing - 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	6,917	350,277
Costco Wholesale Corp.	1,125	483,435
Walmart, Inc.	9,189	1,309,892
		2,143,604
Food Products - 1.8%
Bunge Ltd.	3,679	285,601
Lamb Weston Holdings, Inc.	6,209	414,575
Mondelez International, Inc.	15,568	984,832
Nestle SA (Reg. S)	2,331	295,174
		1,980,182
Household Products - 1.8%
Procter & Gamble Co.	14,052	1,998,616

TOTAL CONSUMER STAPLES		8,639,195

ENERGY - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Canadian Natural Resources Ltd.	15,053	496,739
ConocoPhillips Co.	9,277	520,069
Enterprise Products Partners LP	22,691	512,136
Exxon Mobil Corp.	33,028	1,901,422
Hess Corp.	4,383	335,037
Imperial Oil Ltd.	16,909	463,249
Phillips 66 Co.	7,035	516,580
Suncor Energy, Inc.	33,063	650,872
Thungela Resources Ltd. (a)	678	2,101
Valero Energy Corp.	7,396	495,310
		5,893,515
FINANCIALS - 18.9%
Banks - 12.3%
Bank of America Corp.	69,761	2,676,032
Citigroup, Inc.	21,355	1,444,025
Huntington Bancshares, Inc./Ohio	45,704	643,512
JPMorgan Chase & Co.	23,805	3,613,115
M&T Bank Corp.	8,610	1,152,449
PNC Financial Services Group, Inc.	8,265	1,507,619
Wells Fargo & Co.	52,119	2,394,347
		13,431,099
Capital Markets - 1.7%
BlackRock, Inc. Class A	1,165	1,010,253
KKR & Co. LP	12,721	811,091
		1,821,344
Consumer Finance - 1.6%
Capital One Financial Corp.	10,730	1,735,041
Insurance - 3.3%
American Financial Group, Inc.	4,464	564,651
American International Group, Inc.	7,761	367,483
Chubb Ltd.	5,662	955,406
Hartford Financial Services Group, Inc.	7,992	508,451
Old Republic International Corp.	18,020	444,373
The Travelers Companies, Inc.	4,922	732,984
		3,573,348

TOTAL FINANCIALS		20,560,832

HEALTH CARE - 18.2%
Biotechnology - 2.6%
AbbVie, Inc.	11,754	1,366,990
Amgen, Inc.	6,118	1,477,742
		2,844,732
Health Care Equipment & Supplies - 2.2%
Danaher Corp.	8,043	2,392,712
Health Care Providers & Services - 3.0%
Cigna Corp.	3,994	916,583
UnitedHealth Group, Inc.	5,734	2,363,669
		3,280,252
Pharmaceuticals - 10.4%
AstraZeneca PLC (United Kingdom)	9,205	1,057,745
Bristol-Myers Squibb Co.	28,021	1,901,785
Eli Lilly & Co.	7,129	1,735,912
Johnson & Johnson	14,094	2,426,987
Merck & Co., Inc.	20,138	1,548,008
Roche Holding AG (participation certificate)	2,872	1,109,489
Sanofi SA	14,060	1,449,211
		11,229,137

TOTAL HEALTH CARE		19,746,833

INDUSTRIALS - 11.3%
Aerospace & Defense - 2.1%
Huntington Ingalls Industries, Inc.	1,241	254,566
Northrop Grumman Corp.	2,516	913,358
The Boeing Co. (a)	4,735	1,072,383
		2,240,307
Air Freight & Logistics - 1.4%
Deutsche Post AG	7,957	539,256
United Parcel Service, Inc. Class B	5,324	1,018,801
		1,558,057
Building Products - 0.8%
Johnson Controls International PLC	11,851	846,398
Electrical Equipment - 0.8%
AMETEK, Inc.	6,512	905,494
Industrial Conglomerates - 2.9%
General Electric Co.	98,819	1,279,706
Hitachi Ltd.	4,700	270,340
Roper Technologies, Inc.	2,077	1,020,513
Siemens AG	3,388	528,640
		3,099,199
Machinery - 2.5%
Crane Co.	3,273	318,234
Fortive Corp.	7,216	524,315
ITT, Inc.	6,512	637,590
Nordson Corp.	2,008	454,069
Otis Worldwide Corp.	8,930	799,682
		2,733,890
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	93	258,096
Trading Companies & Distributors - 0.3%
Watsco, Inc.	1,131	319,440
Transportation Infrastructure - 0.3%
Aena SME SA (a)(b)	2,200	350,228

TOTAL INDUSTRIALS		12,311,109

INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 1.8%
Cisco Systems, Inc.	34,753	1,924,274
IT Services - 2.6%
Accenture PLC Class A	2,509	797,059
Amdocs Ltd.	14,599	1,125,729
Genpact Ltd.	12,493	622,276
Visa, Inc. Class A	1,171	288,523
		2,833,587
Semiconductors & Semiconductor Equipment - 2.7%
NXP Semiconductors NV	6,126	1,264,345
Qualcomm, Inc.	3,612	541,078
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	9,159	1,068,306
		2,873,729
Software - 2.1%
Microsoft Corp.	5,043	1,436,801
NortonLifeLock, Inc.	12,088	300,024
Open Text Corp.	10,825	562,248
		2,299,073
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	3,750	546,975
Samsung Electronics Co. Ltd.	14,847	1,011,043
		1,558,018

TOTAL INFORMATION TECHNOLOGY		11,488,681

MATERIALS - 2.9%
Chemicals - 1.2%
Linde PLC	3,748	1,152,098
Nutrien Ltd.	1,801	107,084
		1,259,182
Containers & Packaging - 1.3%
Crown Holdings, Inc.	7,618	759,972
Packaging Corp. of America	4,585	648,778
		1,408,750
Metals & Mining - 0.4%
Anglo American PLC (United Kingdom)	7,962	352,828
Lundin Mining Corp.	12,225	111,413
		464,241

TOTAL MATERIALS		3,132,173

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	2,612	738,674
Lamar Advertising Co. Class A	10,383	1,106,828
Public Storage	2,038	636,834
		2,482,336
UTILITIES - 5.4%
Electric Utilities - 2.7%
Exelon Corp.	13,805	646,074
NextEra Energy, Inc.	19,015	1,481,269
NRG Energy, Inc.	15,297	630,848
PG&E Corp. (a)	18,994	166,957
		2,925,148
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp.	26,437	506,269
Multi-Utilities - 2.2%
Ameren Corp.	6,066	509,059
CenterPoint Energy, Inc.	18,709	476,331
Dominion Energy, Inc.	11,265	843,411
WEC Energy Group, Inc.	5,962	561,263
		2,390,064

TOTAL UTILITIES		5,821,481

TOTAL COMMON STOCKS
(Cost $87,008,663)		106,186,553

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.06% (c)
(Cost $2,411,842)	2,411,360	2,411,842
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $89,420,505)		108,598,395
NET OTHER ASSETS (LIABILITIES) - 0.0%		46,158
NET ASSETS - 100%		$108,644,553

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $350,228 or 0.3% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$678
Fidelity Securities Lending Cash Central Fund	223
Total	$901

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,322,775	$12,143,516	$11,054,449	$--	$--	$2,411,842	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	338,975	951,889	1,290,864	--	--	--	0.0%
Total	$1,661,750	$13,095,405	$12,345,313	$--	$--	$2,411,842

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$9,301,276	$8,793,124	$508,152	$--
Consumer Discretionary	6,809,122	6,809,122	--	--
Consumer Staples	8,639,195	7,778,787	860,408	--
Energy	5,893,515	5,893,515	--	--
Financials	20,560,832	20,560,832	--	--
Health Care	19,746,833	16,130,388	3,616,445	--
Industrials	12,311,109	10,714,777	1,596,332	--
Information Technology	11,488,681	11,488,681	--	--
Materials	3,132,173	2,779,345	352,828	--
Real Estate	2,482,336	2,482,336	--	--
Utilities	5,821,481	5,821,481	--	--
Money Market Funds	2,411,842	2,411,842	--	--
Total Investments in Securities:	$108,598,395	$101,664,230	$6,934,165	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.3%
Ireland	2.6%
Canada	2.5%
Switzerland	2.2%
United Kingdom	1.8%
France	1.4%
Netherlands	1.2%
Bailiwick of Guernsey	1.0%
Taiwan	1.0%
Germany	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $87,008,663)	$106,186,553
Fidelity Central Funds (cost $2,411,842)	2,411,842
Total Investment in Securities (cost $89,420,505)		$108,598,395
Receivable for fund shares sold		75,119
Dividends receivable		144,026
Distributions receivable from Fidelity Central Funds		133
Other receivables		1,327
Total assets		108,819,000
Liabilities
Payable for fund shares redeemed	$143,639
Accrued management fee	30,808
Total liabilities		174,447
Net Assets		$108,644,553
Net Assets consist of:
Paid in capital		$87,790,710
Total accumulated earnings (loss)		20,853,843
Net Assets		$108,644,553
Net Asset Value, offering price and redemption price per share ($108,644,553 ÷ 8,083,458 shares)		$13.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2021 (Unaudited)
Investment Income
Dividends		$962,551
Income from Fidelity Central Funds (including $223 from security lending)		901
Total income		963,452
Expenses
Management fee	$148,753
Independent trustees' fees and expenses	149
Total expenses before reductions	148,902
Expense reductions	(2,845)
Total expenses after reductions		146,057
Net investment income (loss)		817,395
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,135,377
Foreign currency transactions	(1,965)
Total net realized gain (loss)		3,133,412
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	8,508,468
Assets and liabilities in foreign currencies	(21)
Total change in net unrealized appreciation (depreciation)		8,508,447
Net gain (loss)		11,641,859
Net increase (decrease) in net assets resulting from operations		$12,459,254

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2021 (Unaudited)	Year ended January 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$817,395	$1,056,508
Net realized gain (loss)	3,133,412	(1,601,329)
Change in net unrealized appreciation (depreciation)	8,508,447	6,731,655
Net increase (decrease) in net assets resulting from operations	12,459,254	6,186,834
Distributions to shareholders	(757,085)	(1,074,032)
Share transactions
Proceeds from sales of shares	41,322,118	23,475,441
Reinvestment of distributions	757,085	1,074,032
Cost of shares redeemed	(9,194,414)	(14,135,739)
Net increase (decrease) in net assets resulting from share transactions	32,884,789	10,413,734
Total increase (decrease) in net assets	44,586,958	15,526,536
Net Assets
Beginning of period	64,057,595	48,531,059
End of period	$108,644,553	$64,057,595
Other Information
Shares
Sold	3,135,905	2,433,324
Issued in reinvestment of distributions	57,477	110,007
Redeemed	(710,117)	(1,423,790)
Net increase (decrease)	2,483,265	1,119,541

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Equity-Income K6 Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.44	$10.83	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.20	.12
Net realized and unrealized gain (loss)	1.99	.62	.79
Total from investment operations	2.11	.82	.91
Distributions from net investment income	(.11)	(.20)	(.08)
Distributions from net realized gain	–	(.01)	–C
Total distributions	(.11)	(.21)	(.08)
Net asset value, end of period	$13.44	$11.44	$10.83
Total ReturnD,E	18.45%	7.97%	9.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	.34%H	.34%	.34%H
Expenses net of fee waivers, if any	.34%H	.34%	.34%H
Expenses net of all reductions	.33%H	.34%	.34%H
Net investment income (loss)	1.86%H	1.98%	1.78%H
Supplemental Data
Net assets, end of period (000 omitted)	$108,645	$64,058	$48,531
Portfolio turnover rateI	69%H,J	70%J	21%H,J

 A For the period June 13, 2019 (commencement of operations) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2021

1. Organization.

Fidelity Equity-Income K6 Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Ranged from less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,101,149
Gross unrealized depreciation	(1,347,246)
Net unrealized appreciation (depreciation)	$18,753,903
Tax cost	$89,844,492

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(994,971)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity-Income K6 Fund	30,945,292	27,491,317

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Equity-Income K6 Fund	2,202,584	29,474,296

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Equity-Income K6 Fund	109,169	1,115,704

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .34% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Equity-Income K6 Fund	$610

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity-Income K6 Fund	1,673,174	1,307,847

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Equity-Income K6 Fund	$23	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $2,842 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 to July 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2021	Ending Account Value July 31, 2021	Expenses Paid During Period-B February 1, 2021 to July 31, 2021
Fidelity Equity-Income K6 Fund	.34%
Actual		$1,000.00	$1,184.50	$1.84
Hypothetical-C		$1,000.00	$1,023.11	$1.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Equity-Income K6 Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended September 30 (June 30 for the period ended 2019) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Equity-Income K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EQU-K6-SANN-0921
1.9893875.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 21, 2021